Registration No. 33-12911
As filed on June 26, 1997                              Registration No. 811-5075

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 22
                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                Amendment No. 24
                        (Check appropriate box or boxes)



                              THE AAL MUTUAL FUNDS
               (Exact name of registrant is specified in charter)

                              222 West College Ave.
                         Appleton, Wisconsin 54919-0007
               (Address of Principal Executive Offices) (Zip Code)


        Registrant's Telephone Number, including Area Code (414) 734-5721
                                 Robert G. Same
                                    Secretary
                              The AAL Mutual Funds
                             222 West College Avenue
                             Appleton, WI 54919-0007
                    (Name and Address of Agent for Services)

Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check  appropriate box)
o  immediately  upon filing  pursuant to paragraph  (b) of Rule 485
XX on June 30, 1997,  pursuant to paragraph (b) of Rule 485
o  60 days after filing  pursuant to paragraph (a)(1) of Rule 485
o  on ____________, pursuant to paragraph (a)(1) of Rule 485
o  75 days after filing pursuant to paragraph (a)(2) of Rule 485
o  on ____________, pursuant to paragraph (a)(2) of Rule 485
=======================================
Registrant has previously registered an indefinite number of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant has filed a notice under Rule 24f-2 on June 24, 1997.
=======================================
                                Page 1 of pages.
                        Exhibit index is located at Page

                          CROSS REFERENCE SHEET FOR
                The AAL U.S. Government Zero Coupon Target Funds
                              Series 2001 and 2006

N-1A ITEM NO.                                         LOCATION
PART A
     Item 1    Cover Page                             Cover Page
     Item 2    Synopsis                               General Information
     Item 3    Financial Highlights                   Financial Highlights
     Item 4    General Description of Registrant      Cover Page; General
                                                      Information; Investment
                                                      Objectives and Policies
     Item 5    Management of the Fund                 Board of Trustees
                                                      and Management of the
                                                      Trust
     Item 5A   Management's Discussion of
               Funds' Performance                     Not Applicable, See
                                                      Annual Report
     Item 6    Capital Stock and Other Securities     Organization and Descrip-
                                                      tion of Shares
     Item 7    Purchase of Securities Being Offered   How to Buy Shares Divi-
                                                      dends, Distributions and
                                                      Taxes; Organization & De-
                                                      scription of Shares
     Item 8    Redemption or Repurchase               How to Sell (Redeem)
                                                      Shares
     Item 9    Pending Legal Proceedings              Not Applicable
PART B
     Item 10   Cover Page                             Cover Page
     Item 11   Table of Contents                      Table of Contents
     Item 12   General Information and History        Not Applicable
     Item 13   Investment Objectives and Policies     Investment Objectives &
                                                      Policies; Investment Tech-
                                                      niques; Investment Re-
                                                      strictions
     Item 14   Management of the Fund                 Investment Advisory Ser-
                                                      vices; Distribution Plan
     Item 15   Control Persons and Principal          Investment Advisory Ser-
               Holders of Securities                  vices
     Item 16   Investment Advisory and Other          Investment Advisory Ser-
               Services                               vices; Distributor; Dis-
                                                      tribution Plan
     Item 17   Brokerage Allocation                   Portfolio Transactions
     Item 18   Capital Stock and Other Securities     General
     Item 19   Purchase, Redemption and Pricing       Purchases & Redemptions;
               of Securities Being Offered            Pricing Considerations
     Item 20   Tax Status                             Dividends, Distributions
                                                      and Taxes
     Item 21   Underwriters                           Distributor
     Item 22   Calculation of Performance Data        Calculation of Yield and
                                                      Total Return
     Item 23   Financial Statements                   Financial Statements
PART C
     Item 24 Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                           Prospectus June 30, 1997


                              THE AAL MUTUAL FUNDS
                THE AAL U.S. GOVERNMENT ZERO COUPON TARGET FUNDS
                           Series 2001 and Series 2006
                              222 West College Ave.
                             Appleton, WI 54919-0007
                  800-553-6319 or 414-734-7633 TDD 800-684-3416

The AAL U.S. Government Zero Coupon Target Funds (the "Funds") are two of a series of separate mutual fund portfolios within a single Trust, The AAL Mutual Funds. The Funds are designed for investors seeking high future return from U.S. government securities with a reasonable assurance that they will receive a targeted dollar amount, predictable at the time of investment, on a specific maturity date.

                               PLEASE TAKE NOTICE

SALES OF THE AAL U.S. GOVERNMENT ZERO COUPON TARGET FUNDS, SERIES 2001 AND 2006 WERE CLOSED TO NEW SHAREHOLDERS AND TO ADDITIONAL PURCHASES OF SHARES BY EXISTING SHAREHOLDERS EFFECTIVE MAY 31, 1993. PURCHASES OF SHARES BY REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, IF ANY, IN EXISTING SHAREHOLDER ACCOUNTS WILL CONTINUE TO BE ALLOWED AND WILL BE AT NET ASSET VALUE. ALTHOUGH THERE IS NO INTENT TO DO SO, SALES OF THE FUNDS COULD BE REOPENED IN THE FUTURE. THE DISCUSSION ELSEWHERE HEREIN AS TO THE PURCHASE OF SHARES OF THE FUNDS IS QUALIFIED BY THE FOREGOING LIMITATIONS.

Because the Funds invest primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Although investors may redeem shares on any business day at net asset value, a shareholder who redeems prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase. Redemptions prior to maturity may result in capital gains or losses which may be substantial. See "Price Variability." Because up to 20% of a portfolio may be invested in interest paying U.S. government securities, the total return for investors in the Funds cannot be guaranteed even if all shares are held until maturity and all dividends and distributions are reinvested.

The Funds invest primarily in U.S. government zero coupon securities ("zero coupon securities" or "zeros"). Each series matures on a specified target date. Presently, two series of Funds are offered, Series 2001, maturing on November 15, 2001, and Series 2006, maturing on November 15, 2006.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

AAL Capital Management Corporation acts as Investment Adviser to and Distributor for the Funds. The Funds are sold at the Public Offering Price, which includes a maximum sales charge of 4.75% (4.99% of the net amount invested). The maximum sales charge is reduced for certain qualifying purchases. See "How to Buy Shares--Reducing Your Sales Charge." As the Adviser, AAL Capital Management Corporation receives management and advisory fees from the Funds. As the Distributor, AAL Capital Management Corporation, receives a distribution fee on assets of the Funds. See "Management of the Trust" and "Distribution Expenses."

This prospectus provides you with the basic information you should know before investing in the Funds. Please read it and keep it for future reference. A Statement of Additional Information dated June 30, 1997, containing additional information about the Funds has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated by reference in this prospectus in its entirety. You may obtain a copy of Annual Report and/or Statement of Additional Information without charge by writing or calling the Funds at the address or telephone numbers set forth above.


                THE AAL U.S. GOVERNMENT ZERO COUPON TARGET FUNDS

                              INVESTMENT OBJECTIVE

High investment returns from U.S. government securities over selected periods of time

                           INVESTMENT CHARACTERISTICS

                   Two portfolios - maturing in 2001 and 2006

   Professionally managed portfolios of U.S. government securities, primarily consisting of zero coupon securities

 Relatively predictable return at maturity date if dividends and distributions are reinvested

                                TABLE OF CONTENTS

                                                                            Page
Summary of Fund Expenses
Financial Highlights
General Information
Zero Coupon Securities
Investment Objective
Investment Policies
Other  Investment  Factors  Regarding the Funds
Investment Restrictions
Board of Trustees
Management of the Trust
Adviser and  Distributor - General
Portfolio Manager
How to  Buy  Shares
How  to  Redeem  (Sell)  Shares
Exchange  Privilege
Telephone Transactions
Retirement Plans
Net Asset Value
Dividends, Distributions and Taxes
Distribution  Expenses
Yield and  Performance  Information
Custodian,  Transfer Agent and Independent Accountants
Organization and Description of Shares

EXPENSE INFORMATION

The following information shows recurring and non-recurring Fund expenses. Operating expenses are expressed as a percentage of average net assets. Percentages shown for management fees and Rule 12b-1 distribution fees are the maximum fees permitted under The AAL Mutual Funds Investment Advisory Agreement and Rule 12b-1 Distribution Plan, respectively, while the percentages shown for "Other Expenses" are based on the amounts incurred in the prior fiscal year, and prior to voluntary reimbursements by the Adviser. This information also reflects the Adviser's current voluntary undertaking to pay all expenses of the Funds in excess of 1%.


         Shareholder Transaction          Target Fund              Target Fund
                Expenses                  Series 2001              Series 2006
Maximum sales charge imposed                 4.75%                    4.75%
on purchases (as a percentage of
offering price)
Maximum sales charge imposed                 None                     None
on reinvested dividends (as a
percentage of offering price)
Deferred 12b-1 sales charges                 None                     None
Redemption Fee                               None                     None
Exchange Fee (per exchange)(1)               None                     None


Annual Fund Operating                     Target Fund              Target Fund
Expenses (giving effect to                Series 2001              Series 2006
expense undertaking as a
percentage of average net assets)
Management Fee(2)                            0.50%                    0.50%
Rule 12b-1 Distribution Plan                 0.10%                    0.10%
Fee(2)
Other Expenses (after contractual            0.40%                    0.40%
and voluntary reimbursement by
the Adviser)(3)
Total Fund Operating Expenses                1.00%                    1.00%
(giving effect to voluntary
reimbursement by the Adviser)(3)


(1)     A $12.00 fee will be charged for each wire redemption.

(2) Since June 1, 1993, the Adviser has voluntarily waived its management fee. Since July 1, 1993, The Distributor has waived receipt of the Rule 12b-1 Distribution Plan fee. Although these waivers are voluntary, there is no present intention to reinstate these fees in the future. Because Rule 12b- 1 fees continue for the life of the investment, over time a long-term investor may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers (NASD).

(3) The Adviser has a contractual obligation to reimburse the Funds for expenses in excess of any applicable state maximum expense limitation. In addition, the Adviser is currently paying all expenses of the Funds in excess of 1%. "Other Expenses" and "Total Fund Operating Expenses" reflect these contractual and voluntary expense reimbursements. Without the voluntary expense undertaking by the Adviser, the total operating expenses would have been .99% and 1.17% for Series 2001 and 2006, respectively, for the year ended April 30, 1997.


Expense Example

Based on the expense information provided (assuming no exchanges and with the waiver of expenses over 1% for the first year), the following hypothetical example illustrates the expenses you would pay on a $1,000 investment in each of the Funds for the periods indicated. The example assumes a five percent (5%) compounded annual return and redemption at the end of each time period.


Time Period               Target Fund                               Target Fund
                          Series 2001                               Series 2006
1-year                        $57                                       $57
3-years                       $78                                       $79
5-years                       $101                                      $102
10-years                      $169                                      $172

The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The estimated operating expenses and the expense examples shown above should not be considered a representation of future expenses. Actual expenses may be greater or less than shown.


Without the Adviser's voluntary undertaking, it is estimated that these expenses would be approximately $57, $78, $101 and $169, respectively, for Series 2001 and approximately $59, $84, $110 and $185, respectively, for Series 2006.

                              Financial Highlights

The audited Financial Highlights Table covers The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006, for the period from November 14, 1990 (commencement of operations) through April 30, 1991, and for the years ended April 30, 1992, 1993, 1994, 1995, 1996 and 1997 respectively. You should read the Table in conjunction with the Funds' financial statements and related notes, all of which have been audited by Price Waterhouse LLP, independent accountants. The Funds' financial statements and related notes, including Price Waterhouse LLP's report thereon, are contained in the Funds' April 30, 1997 Annual Report, copies of which are available from the Distributor at no charge.


                                       Target 2001 Fund
                                    Period Ended   Year Ended    Year Ended    Year Ended     Year Ended     Year Ended   Year Ended
                                    4/30/91        4/30/92       4/30/93       4/30/94        4/30/95        4/30/96      4/30/97

NAV Start of Period                 $ 10.00        $ 10.25       $  10.61      $ 12.25        $ 10.54        $ 10.37      $ 10.55
Net Investment Income(loss)         0.444          0.772         0.741         0.700          0.663          0.647        0.639
Net Realized and Unrealized
     Gain(loss) on Invesments       0.250          0.360         1.679         (0.623)        0.000          0.335        (0.068)
Total from Investment
     Operations                     0.694          1.132         2.420         0.077          0.663          0.982        .571
Dividends from Net Investment
     Income                         (0.444)        (0.772)       (0.741)       (0.700)        (0.663)        (0.761)      (0.639)
Distribution from Net Realized
     Gain on Investments(d)         0.000          0.000         (0.039)       (1.087)        (0.170)        (0.041)      (0.102)
Total Dividends and Distributions   (0.444)        (0.772)       (0.780)       (1.787)        (0.833)        (0.802)      (0.741)
Net Increase\ Decrease in Net
     Asset Value                    0.250          0.360         1.640         (1.710)        (0.170)        0.180        (0.170)
NAV: End of Period                  $ 10.25        $  10.61      $ 12.25       $ 10.54        $ 10.37        $ 10.55      10.38
Total Return for Period(e)          6.97%          10.76%        23.27%        (0.34%)        6.82%          9.23%        5.42%
Net Assets at End of Period         $ 668,211      $ 1,494,818   $ 2,760,499   $ 1,824,482    $ 1,754,517    $ 1,811,034  $1,710,814
Ratio of Net Operating Expenses
      to Average Net Assets(a)(b)   1.00%          1.00%         1.00%         1.00%          1.00%          1.00%        .97%
Ratio of Net Investment income
     (loss)to Average Net
     Assets(a)(c)                   10.21%         7.19%         6.38%         5.74%          6.50%          5.84%        6.08%
Portfolio Turnover                  0.00%          2.93%         2.79%         1.65%          0.00%          0.00%        0.00%

(a) Calculated on an annualized basis.

(b) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratios would have been 13.27%, 7.32%. 4.60%, 2.33%, 2.00%, 1.74% and .99% for Series 2001, and 17.44%, 10.36%,
6.19%, 6.19%, 2.49%, 2.07% and 1.17% for Series 2006.

(c) If the Funds had paid all of their expenses the ratio would have been (2.06%), 0.87%, 2.78%, 4.41%, 5.51%, 5.10% and 6.07% for Series 2001, and
(5.75%), (1.68%), 1.60%, 3.72%, 5.46%, 4.76% and 6.04% for Series 2006

(d) 100% of distributions from net realized capital gains during the fiscal year ended April 30, 1997, were long term.

(e) Total returns are based on net amount invested.

                                                  Target 2006 Fund
                                      Period Ended   Year Ended    Year Ended   Year Ended     Year Ended   Year Ended   Year Ended
                                      4/30/91        4/30/92       4/30/93      4/30/94        4/30/95      4/30/96      4/30/97

NAV Start of Period                   $ 10.00        $ 10.31       $ 10.42      $ 12.52        $ 10.96      $ 10.93      $11.33
Net Investment Income(loss)           0.473          0.824         0.795        0.740          0.734        0.711        0.708
Net Realized and Unrealized
     Gain(loss) on Invesments         0.310          0.116         2.114        (0.567)        0.184        0.648        0.075
Total from Investment
     Operations                       0.783          0.940         2.909        0.173          0.918        1.359        0.783
Dividends from Net Investment
     Income                           (0.473)        (0.824)       (0.795)      (0.740)        (0.734)      (0.865)      (0.708)
Distribution from Net Realized
     Gain on Investments(d)           0.000          (0.006)       (0.014)      (0.993)        (0.214)      (0.094)      (0.165)
Total Dividends and Distributions     (0.473)        (0.830)       (0.809)      (1.733)        (0.948)      (0.959)      (0.873)
Net Increase\ Decrease in Net
     Asset Value                      0.310          0.110         2.100        (1.560)        (0.030)      0.400        (0.090)
NAV: End of Period                    $ 10.31        $ 10.42       $ 12.52      $ 10.96        $ 10.93      $ 11.33      $11.24
Total Return for Period(e)            7.86%          8.73%         28.44%       0.18%          9.05%        11.80%        6.84%
Net Assets at End of Period           $ 451,758      $ 1,066,226   $ 1,951,566  $ 1,364,890    $ 1,400,161  $ 1,479,703  $1,452,870
Ratio of Net Operating Expenses
      to Average Net Assets(a)(b)     1.00%          1.00%         1.00%        1.00%          1.00%        1.00%        1.00%
Ratio of Net Investment income
     (loss)to Average Net
     Assets(a)(c)                     10.70%         7.68%         6.79%        5.86%          6.95%        5.83%        6.22%
Portfolio Turnover                    2.78%          2.31%         5.44%        1.05%          0.00%        0.00%        0.00%

(a) Calculated on an annualized basis.

     (b) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratios would have been 13.27%, 7.32%. 4.60%, 2.33%, 2.00%, 1.74% and 0.99% for Series 2001, and
17.44%, 10.36%, 6.19%, 6.19%, 2.49%, 2.07% and 1.17% for Series 2006.

(c) If the Funds had paid all of their expenses the ratio would have been (2.06%), 0.87%, 2.78%, 4.41%, 5.51%, 5.10% and 6.07% for Series 2001, and
(5.75%), (1.68%), 1.60%, 3.72%, 5.46%, 4.76% and 6.04% for Series 2006

(d) 100% of distributions from net realized capital gains during the fiscal year ended April 30, 1997, were long term.

(e) Total returns are based on net amount invested.

GENERAL INFORMATION


     The AAL U.S. Government Zero Coupon Target Funds (the "Funds") are part of The AAL Mutual Funds (the "Trust"), a group of mutual funds that offer investment opportunities to eligible Lutherans (including their families and their enterprises), and to AAL members and employees. In addition, AAL branches, Lutheran congregations and trusts, employee benefit plans and organizations sponsored by or affiliated with Lutheran congregations are eligible to purchase shares of the Funds. Lutheran investors in The AAL Mutual Funds are eligible for associate membership in Aid Association for Lutherans ("AAL"), which entitles them to become a part of one of approximately 9,500 local AAL branches throughout the U.S. Through these branches and AAL, members help each other, aid Lutheran congregations and their institutions and reach out to their communities through charitable, educational, social, benevolent, fraternal and patriotic programs.

     The Trust is a Massachusetts Business Trust, which was organized on June 9, 1987, with different series of shares, each of which is referred to as a "Fund." In addition to The AAL U.S. Government Zero Coupon Target Funds, nine other AAL Mutual Funds exist (available in both Class A and B shares) and are described in a separate prospectus: The AAL Small Cap Stock Fund, The AAL Mid Cap Stock Fund, The AAL Capital Growth Fund , The AAL Utilities Fund, The AAL Bond Fund , The AAL Municipal Bond Fund, The AAL High Yield Bond Fund, The AAL Money Market Fund and The AAL International Fund. The AAL U.S. Government Zero Coupon Target Funds described in this prospectus seek to provide a high investment return over selected periods, consistent with investment in U. S. Government securities, with minimum reinvestment risk. (See "Reinvestment Risk"). Presently two series exist: Series 2001 and Series 2006. The investment objective of each of the Funds is a fundamental policy which cannot be changed without the vote of a majority of the outstanding shares of a Fund.

When you invest in shares of a Fund, the money you invest is combined with that of many other investors. The Funds provide you with diversification by investing your money primarily in a variety of U.S. government securities, and furnish professional management to select and monitor your investments. You have an interest in each of the securities held by the Fund in which you invest.


Because the Funds invest in bonds, the yields and values of which fluctuate with market conditions, the value of your shares in the Funds will rise and fall according to prevailing interest rates and over time may be more or less than your cost. AAL Capital Management Corporation, the "Adviser" is responsible for evaluating and selecting the securities held by the Funds. Although there can be no assurance that it will be the case, the Adviser will use its professional expertise to try to ensure that the Funds' objectives will be met. See "Management of the Trust."


The following sections of the prospectus include a description of the investment objectives and policies of the Funds, additional information regarding zero coupon securities, certain investment techniques used by the Funds, management of the Funds, distribution arrangements for the Funds, including fees, information on how to purchase and redeem shares, yield and performance information, the tax treatment of investments in the Funds, and other matters.

ZERO COUPON SECURITIES

What are Zero Coupon Securities?

Unlike Treasury securities with coupons attached which generate periodic interest payments to the holders, zero coupon securities pay no cash income until their maturity date. Zero coupon securities are purchased at a substantial discount from their value at their maturity date. The discount is amortized over the life of the zero. When a zero is held to maturity, the entire return comes from the difference between the purchase price and the maturity value. Because this difference is known at the time of purchase, investors holding zero coupon securities until maturity know the amount of their investment return at the time of their investment. See "Reinvestment Risk" for a further explanation of how zero coupon securities differ from traditional interest-paying bonds.

Why Invest in Zero Coupon Securities?

Because the return on zero coupon securities held to maturity is predictable, an investment in zeros enables you to plan to meet future financial goals. However, because there are no periodic interest payments on a zero coupon security, their market value will decline more dramatically when interest rates rise than a bond which pays interest on a current basis and will rise more dramatically than other bonds as interest rates fall.

In order to obtain the predicted return and reduce their exposure to the price volatility caused by changing interest rates, investors should plan to hold shares of the Funds until maturity and elect automatic reinvestment of dividends and distributions. Since each Fund will be primarily invested in zero coupon securities, investors who hold shares to maturity and reinvest dividends and distributions will experience a return consisting primarily of the accretion of discount on the underlying securities in the Fund. Because up to 20% of a Fund's portfolio may be invested in interest paying U.S. government securities, the total return for investors in the Funds cannot be guaranteed, even if all shares are held until maturity and all dividends and distributions are reinvested. As with all funds distributing taxable income, tax-paying investors in the Funds will be subject to income taxes on all dividends and distributions, whether they elect to take them in cash or have them reinvested.

Generally, investors may redeem their shares on any business day at the daily net asset value. However, the net asset value of a Fund's shares increases and decreases with changes in the market value of that Fund's investments, and that market value tends to vary inversely with changes in prevailing interest rates. Zero coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Therefore, an investor who redeems prior to maturity may experience a significantly different return than was expected at the time of purchase, as these shares will have substantially more price volatility than shares of funds investing in traditional fixed income investments.

INVESTMENT OBJECTIVE

The objective of each of the Funds is to provide a high investment return over selected periods of time, consistent with investment in U.S. government securities. Presently, two Funds are offered, Series 2001 and Series 2006, each of which matures on a specified target date in each of those years. On a Fund's target date, its assets will be converted to cash and distributed to shareholders or reinvested, without a sales charge, in another series of The AAL Mutual Funds, which are described in a separate prospectus.

By pursuing this objective, the Funds seek to return to investors a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future. In order to realize this return, investors should plan to hold a Fund's shares until maturity and reinvest all dividends and distributions. However, as with any investment, there can be no assurance that the Funds' investment objective will be met.

The Funds may be an appropriate investment for IRAs, 403(b)(7) custodial accounts, pension and profit sharing plans, 401(k) plans and other retirement plans where investors can match their retirement planning needs with a specific Fund target date. The Funds also may be appropriate for investors planning for future anticipated expenses, such as college education of children or grandchildren or the purchase of a home. The Funds may also be appropriate for a Uniform Gift to Minors account or any other investment account where predictability of return over a specific time period is important.

INVESTMENT POLICIES

Investments

At least 80% of each Fund will be invested in U.S. government zero coupon securities. These include U.S. Treasury notes and bonds which have no coupons and are not entitled to income, U.S. Treasury bills, individual interest coupons which trade separately and evidences of receipt of such securities. At least 50% of each Fund will be invested in zero coupon U.S. government securities maturing within two years of the Fund's target date, although it is expected that under normal circumstances the percentage of a Fund's assets so invested will be greater. Up to 20% may be invested in interest-paying U.S. Treasury notes and bonds, and in repurchase agreements with respect to such securities. These interest-paying securities provide income for expenses, redemption payments and cash dividends of each Fund.

QUALITY

All Treasury obligations in each Fund are backed by the full faith and credit of the U.S. government. In addition, each Fund may enter into repurchase agreements with member banks of the Federal Reserve System with respect to such securities.

REINVESTMENT RISK

A portion of the total realized return from traditional interest-paying bonds comes from the reinvestment of periodic interest. Since the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying bonds at the time of the original purchase, the investment's total return is uncertain even for investors holding the security until maturity. This uncertainty is commonly referred to as reinvestment risk, and can have a significant impact on total realized investment return. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon security to maturity.

Because each Fund will not be invested entirely in zero coupon securities maturing on the target date and may invest up to 20% of its assets in interest-paying U.S. government securities and repurchase agreements with respect to such securities, there will be some reinvestment risk. To reduce this risk, each Fund will invest at least half the market value of its net assets in zero coupon securities maturing within two years of the Fund's target date.

ANTICIPATED GROWTH RATE

Due to the nature of zero coupon securities, a targeted dollar amount per share to be received at the target date can be estimated daily for each Fund. The difference between this amount and the net asset value per share at the time of investment is the projected return and is called anticipated growth. Anticipated growth will consist primarily of the estimated accretion of discount on the zero coupon securities in a Fund, and to a much lesser degree, of projected cash flow in income-producing securities in excess of estimated expenses.

On each business day, each Fund will calculate its anticipated growth rate, which is the annualized rate of growth investors may expect from the time they purchase a

Fund's share until that Fund's target date. The anticipated growth rate cannot be guaranteed, as it involves certain assumptions about variable factors such as reinvestment of dividends and distributions, the expense ratio and composition of the Fund's portfolio. The rate will vary from day to day due to changes in interest rates and other market factors affecting the value of a Fund's investments. Furthermore, differences in the price changes of securities with different maturities can affect investment return, as can the skill of the
Adviser in managing the Fund. Under certain circumstances, shareholder redemptions could also affect anticipated growth rate.

Owning shares of a Fund holding zero coupon and other securities differs from a direct investment in zero coupon securities in various ways, including the factors affecting predictability of return described above and the varying maturity dates of the securities held by a Fund. The Adviser believes, however, that investors buying and holding a Fund's shares to maturity and reinvesting all dividends and distributions should be able to realize an investment return substantially equal to the anticipated growth rate calculated on the day the Fund's shares were purchased.

Each Fund will be liquidated in its target maturity year. All shareholders will be notified of their Fund's pending liquidation prior to the target date and asked how they wish to receive their liquidation proceeds. If no instructions are received, proceeds will be invested automatically in The AAL Money Market Fund, in an account established on behalf of the shareholder.

OTHER INVESTMENT FACTORS REGARDING THE FUNDS

Price Variability

With respect to interest-paying securities, it can be expected that a decline in prevailing levels of interest rates generally will increase the value of securities held in the portfolio and an increase in rates generally will reduce the value of these securities. Because they do not pay interest, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities. Investors can expect more appreciation from a Fund during periods of declining interest rates than from interest-paying securities of similar maturity. Conversely, when interest rates rise, a Fund will normally decline more in price than interest-paying securities of similar maturity. The degree of price fluctuations are expected to vary directly with the length of time to a Fund's maturity date.

Interest rates can change suddenly and unpredictably. The Funds may not be appropriate for investors who do not plan to hold their shares until maturity. Redemptions prior to maturity may result in capital gains or losses which may be substantial.

Portfolio Turnover

It is not anticipated that any of the Funds will have a portfolio turnover rate in excess of 100%.

Repurchase Agreements and Borrowing

The Funds may from time to time enter into repurchase agreements. Repurchase agreements involve the sale of securities to a Fund with the concurrent agreement of the seller (a bank or securities dealer) to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate within a specified time, usually less than one week, but on occasion for a longer period. The Funds require continual maintenance of collateral (in cash or U.S. government securities) held by the Funds' custodian in an amount equal to, or in excess of, the market value of the securities which are the subject of the agreement. Additional information regarding Repurchase Agreements is contained in the Statement of Additional Information.

Each Fund may borrow money, but only from banks, for temporary or emergency purposes in amounts not exceeding 10% of a Fund's total assets. Borrowings at any time outstanding will be repaid before any purchase of securities is made.

When-Issued Purchases

The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Funds make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

INVESTMENT RESTRICTIONS

The policies discussed above with respect to specific investments, (other than the policy on borrowing) may be changed by the Board of Trustees without shareholder approval. In addition, the Funds are subject to other investment restrictions which, like the Funds' investment objectives, may not be changed without the vote of a majority of their outstanding shares. Among other things, these restrictions generally prohibit the Funds from concentrating investments in a single industry or purchasing securities of an issuer if as a result more than 5% of the Fund's total assets would be invested in that issuer, except that up to 25% of its assets may be invested without regard to this limitation and provided that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Because the Funds expect to invest solely in U.S. government securities, the 5% limitation referred to above will not apply to these portfolios. A description of all of the investment restrictions applicable to the Funds is included in the Statement of Additional Information.

Board of Trustees

The Funds' Board of Trustees decides matters of general policy and reviews the activities of The Funds' Adviser. The Funds' officers conduct and supervise the daily business operations of the Funds.

The Trustees, their business addresses and principal occupations during the past five years are:


Name and  Address                       Position  with the Funds
                                        and  Principal  Occupation
John H. Pender**                        Chairman of the Board of Trustees;  and from 1987 through May 1996,  President
P.O. Box 250                            of the Funds;  Prior to 1996, Senior Vice President and
Dunbar, WV  25064                       Chief Investment Officer,  Aid Association for
DOB 5/25/30                             Lutherans  (fraternal benefit society) and prior to 1992, Treasurer

F. Gregory Campbell                     Trustee; President of Carthage College, Kenosha, WI;
2001 Alford Park Drive                  Director, Kenosha Hospital and Medical Center;
Kenosha, WI 53140                       Chairman, WI Assoc. of Independent Colleges and
DOB 12/16/39                            Universities; Board Member, Kenosha Area
                                        Development; and Board Member, Prairie High School

Richard L. Gady                         Trustee; and Vice President, Public Affairs and Chief
One Central Park Plaza                  Economist, ConAgra, Inc. (a food and agricultural
Omaha, NE 68102                         corporation)
DOB 2/28/43

D. W. Russler                           Trustee; from 1984 through 1988, Senior Vice President, Finance and
P.O. Box 84                             Administration, NCR Corporation;
Minocqua, WI 54548                      Director, Capital Markets Assurance Corporation
DOB 10/28/28                            (reinsurance); and Member, Advisory Board --
                                        Saratoga Partners II and III (corporate buy-out limited
                                        partnership)

Lawrence M. Woods                       Trustee; Former Executive Vice President and
P.O. Box 1860                           Director, Mobil Oil Corp. (international oil company)
Worland, WY 82401
DOB 4/14/32

Richard L.  Gunderson**                 Trustee;  Chairman of the Board of Directors  and from 1985 through 1996
10801 E Happy Valley Road #67           Chief Executive Officer and from 1985 through 1995,
Scottsdale, AZ  85255                   President, Aid Association for Lutherans (fraternal benefit
DOB 6/14/33                             society); Trustee, Lawrence University; and
                                        Director, Banta Corp. (diversified printer and publisher)

Ronald G. Anderson                      Trustee and President; Senior Vice President and CFO, Aid Association
4321 N. Ballard Road                    for Lutherans; President, AAL Capital Management Corporation; Director,
Appleton, WI  54919                     General Re-CKAG Reinsurance and Investment S.ar.L. (Luxembourg reinsurance
DOB 10/2/48                             corporation); and from 1991 through 1996, Chairman, General Re Financial
                                        Products and from 1995 through 1996, Vice President Corporate Development
                                        General Re (both reinsurance)
-------------------------------------------------------------- --------------------------------------------------------------
*  All of the Trustees except Mr. Pender and Mr. Gunderson are Directors for the
   AAL Variable Product Series Fund,Inc.
** Denotes an  "interested  person"  of the Funds as  defined in the  Investment
   Company Act of 1940.

MANAGEMENT OF THE TRUST

Adviser and Distributor--General

Through March 31, 1991, AAL Advisors Inc. ("Advisors") and AAL Distributors Inc. ("Distributors"), Delaware corporations, acted as investment adviser and distributor for The AAL Mutual Funds. Effective April 1, 1991, Advisors was merged into Distributors and Distributors changed its name to AAL Capital Management Corporation. The ownership, officers and directors of AAL Capital Management Corporation are the same as Advisors and Distributors. References to AAL Capital Management Corporation in this prospectus include, where applicable, references to the two former corporations.

The Adviser


     AAL Capital Management Corporation (the "Adviser") was organized in 1986 as a Delaware corporation all of the shares of which are owned by AAL Holdings Inc., a wholly-owned subsidiary of Aid Association for Lutherans ("AAL"). AAL is a non-profit, non-stock, membership organization licensed to do business as a fraternal benefit society in all states. AAL has approximately 1.7 million members and is the world's largest fraternal benefit society in terms of assets and life insurance in force, ranking it in the top two percent of all life insurers in the U.S. in terms of ordinary life insurance in force. Membership is open to Lutherans and their families. AAL offers life, health, and disability income insurance and fixed annuities to its members and all members are part of approximately 9,500 local AAL branches throughout the U.S. AAL Capital Management Corporation has served as Adviser to the Funds from the commencement of operations. As of April 30, 1997, AAL Capital Management managed about $3.6 billion for the Funds. The principal address of the Adviser is 222 West College Avenue, Appleton, Wisconsin 54919-0007 and of AAL is 4321 North Ballard Road, Appleton, Wisconsin 54919-0001.


Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment and reinvestment of the Funds' assets, provides the Funds with personnel, facilities and administrative services, and supervises the Funds' daily business affairs, all subject to the supervision of the Funds' Board of Trustees. The Adviser formulates and implements a continuous investment program for the Funds consistent with each Fund's investment objectives, policies and restrictions.

The Adviser provides office space, executive and other personnel to the Funds. In addition to the investment advisory fees, each Fund incurs the following expenses: legal, auditing and accounting expenses; Trustees' fees and expenses; insurance premiums; brokers' commissions; taxes and governmental fees; expenses of issuing and redeeming shares; organizational expenses; expenses of registering or qualifying shares for sale; postage and printing for reports and notices to shareholders; fees and disbursements of the custodian and transfer agent; certain expenses with respect to membership fees of industry associations; and any extraordinary expenses, such as litigation expenses.

The Adviser receives an investment advisory fee computed separately and paid monthly for each Fund at the annual rate of 0.50 of 1% of the Fund's average daily net assets. The Funds also pay a Distribution Fee of a maximum of 0.10 of 1% of average daily net assets annually. See "Distribution Expenses."

Portfolio Manager


Michael R. Hilt, CFA, has managed the day-to-day investments for the Funds since November 1, 1995. From April 1994 through August 1995, Mr. Hilt served as portfolio manager and quantitative analyst for Conseco Capital Management, Inc. From August 1992 through April 1994, he served as a portfolio manager and quantitative analyst for PPM America, Inc.


Portfolio Transactions

The Adviser directs the placement of orders for the purchase and sale of the Funds' portfolio securities. Since it is anticipated that most purchases made by the Funds will be principal transactions at net prices, the Funds will incur little or no brokerage costs. The Funds will deal directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by utilizing the services of a broker. Purchase of portfolio securities from the dealers of zero coupon Treasury securities, in particular, may include a commission which may be included in a spread between the bid and asked price. The Funds will seek to obtain prompt execution of orders at the most favorable net price. Securities may also be purchased directly from the issuer.

                               PLEASE TAKE NOTICE

SALES OF THE AAL U.S. GOVERNMENT ZERO COUPON TARGET FUNDS, SERIES 2001 AND 2006 WERE CLOSED TO NEW SHAREHOLDERS AND TO ADDITIONAL PURCHASES OF SHARES BY EXISTING SHAREHOLDERS EFFECTIVE MAY 31, 1993. PURCHASES OF SHARES BY REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, IF ANY, IN EXISTING SHAREHOLDER ACCOUNTS WILL CONTINUE TO BE ALLOWED AND WILL BE AT NET ASSETS VALUE. ALTHOUGH THERE IS NO INTENT TO DO SO, SALES OF THE FUNDS COULD BE REOPENED IN THE FUTURE. THE DISCUSSION ELSEWHERE HEREIN AS TO THE PURCHASE OF SHARES OF THE FUNDS IS QUALIFIED BY THE FOREGOING LIMITATIONS.

How to Buy Shares

Initial Purchases in New Accounts

     Shares of the Funds are offered continuously for sale through AAL Capital Management Corporation (the "Distributor") and your AAL Capital Management Corporation Registered Representative. Initial purchases of shares of the Funds may be made by mail (including private mail delivery services) or by wire.


A separate account registration is required for each individual account, joint account, fiduciary account, custodial accounts for minors and tax-deferred accounts (for example, IRA, 403(b)(7) custodial accounts, and pension and profit sharing plans). Additional documentation will be required for some of these accounts. You should consult your legal adviser if you have questions regarding the type of registration best suited for your needs. All accounts, but especially fiduciary accounts, custodial accounts for minors, and tax-deferred accounts, may impose legal requirements, and result in income, gift and estate tax consequences which are the sole responsibility of shareholders and their professional advisers. Neither the Funds nor AAL Capital Management Corporation and its Registered Representatives provide legal or tax advice to shareholders. Further information on the documents required to open your account can be obtained from your Registered Representative or AAL Capital Management Corporation through the Mutual Fund Service Center at 800-553-6319.


Initial Purchases by Mail

Initial purchases by mail may be made by sending a check, made payable to The AAL Target Fund Series 2001 or The AAL Target Fund Series 2006, along with a completed shareholder application and new account form to:

                  AAL Capital Management Corporation
                  222 West College Avenue
                  Appleton, WI 54919-0007
                  Attention:  New Accounts

A separate application and new account form must be completed for each different account registration in the Funds. A separate check should accompany each application. Your check should be made payable to the name of the Fund invested in, or if more than one Fund is being purchased using a single application, you may send one check payable to "The AAL Mutual Funds" for the total amount invested.

Initial Purchase by Wire

Initial purchases of shares of the Funds by wire transfer may be made by taking the following three steps:


     (1) Telephone the Distributor through the Mutual Fund Service Center at 800-553-6319 or 414-734-7633 and provide your account registration, address, social security or tax identification number, the amount being wired, the name of the wiring bank and the name and telephone number of the person to be contacted at your bank in connection with the purchase; and

     (2) Instruct your bank (which must be a member of, or have a corresponding relationship with a member of the Federal Reserve System) to wire federal funds as follows:

                           Firstar National Bank
                           ABA No. 0750-00022
                           For Credit to Firstar Trust Co.
                           Acct. No 112-950-027

                  For Further Credit to The AAL U.S. Government Zero Coupon Target Fund (specify target year)
                  Account Registration (name(s) of shareholder); and

     (3)  Complete the application form and mail it immediately to:

                           AAL Capital Management Corporation
                           222 West College Ave.
                           Appleton, WI 54919-0007.

Additional Purchases in Existing Accounts

After you have opened an account with The AAL Mutual Funds, you may purchase additional shares in your account by mail or wire.

Additional Purchase by Mail

Payment for additional purchases in existing Fund accounts should be sent directly to the Funds' Transfer Agent at the following address:


                           The AAL Mutual Funds
                           c/o Firstar Trust Co.
                           615 E. Michigan Street
                           P.O. Box 2981
                           Milwaukee, WI 53201-2981

Please indicate your AAL Mutual Fund account number on the face of all subsequent investment checks and make your check payable to the specific fund in which you are investing. If you have more than one account, always verify that you are investing in the proper account. This will help to ensure the proper handling of the transaction.

Additional Purchase by Wire

You may make additional wire purchases in an existing Fund account by following Step (2) of the wire transfer instructions shown for "Initial Purchase by Wire" above, and in addition, by providing your existing Fund account number.


Wire order funds must be received in the office of the Funds' Transfer Agent prior to the close of the New York Stock Exchange ("NYSE") (normally 3:00 p.m. Central Time), in order to purchase shares on that day. Funds received after the close of the NYSE will purchase shares on the following day.


Purchase Price

Purchases of shares of the Funds are made at the public offering price, which is net asset value plus a sales charge. See "Sales Charges." Purchases of all Funds are based on the net asset value (NAV) next determined after receipt of payment by the Funds' Transfer Agent. All shares begin earning income on the business day following the date the shares are purchased.

Minimum Purchase Amounts

The following minimum amounts apply to purchases of shares of each Fund:

                             Minimum Purchase Amount
                           per Account per Transaction


            Account           Initial Purchase       Additional Purchase
Regular Account                    $1,000                   $50
IRA or other Retirement Plan       $250                     $50
Account
Automatic Investment Plan          $0                       $25
* Minimums may be waived for qualified group retirement plans and payroll deduction plans with prior approval or when required by law.

Other Purchase Information

Shareholders begin earning income on the business day following the date that payment for the purchase is received by the Funds' Transfer Agent. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Cash and travelers checks will not be accepted. If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees incurred. When you purchase shares by check, the Funds will not honor redemption requests for the shares purchased for 12 days or until your check has cleared, if later. A written confirmation of purchase will be mailed to you, usually within two business days following your purchase date.

Share certificates are only issued upon written request and then only for full, not fractional shares. A new written request for a share certificate is required for each subsequent purchase. There is no charge for the issuance of share certificates. If share certificates have been requested or issued, certificates must be delivered to the Transfer Agent in negotiable form prior to redemptions, transfers or exchanges.

The Funds, the Distributor and the Funds' Transfer Agent do not consider the U.S. Postal Service or other private delivery services to be their agents. The deposit in the mail or with such delivery services, or receipt at a Post Office Box, of purchase applications or redemption requests, do not constitute receipt by the Funds, the Distributor or the Transfer Agent. The legal effect of posting for other purposes, such as the April 15th IRA deadline, shall be determined by the applicable laws then in effect.

The Funds reserve the right to suspend the offering of shares for a period of time. They also reserve the right to reject any specific purchase of shares.

Sales Charges

The public offering price of the shares of the Funds is the net asset value per share next computed after receipt of an order in proper form by the Funds' transfer agent plus a sales charge received by the Distributor. The sales charge is expressed as a percentage of the public offering price, and the net amount invested, in the table below:


           Amount of Purchase           Sales Charge as a % of                    Sales Charge as a % of
                                        Public Offering Price                     Net Amount Invested
Less than $25,000                       4.75%                                     4.99%
$25,000 or more, but less than          4.50%                                     4.71%
$100,000
$100,000 or more, but less than         3.50%                                     3.63%
$250,000
$250,000 or more, but less than         2.00%                                     2.04%
$500,000
$500,000 or more, but less than         0.50%                                     0.50%
$1,000,000
$1,000,000 or more*                     No-Load                                   No-Load
*        Registered Representatives may receive, from the distributor, compensation not exceeding
         0.25  of 1% of amounts invested at this purchase level.

Trustees, directors, and employees of the Funds and the Adviser, as well as persons licensed to receive commissions for sales of The AAL Mutual Funds, may not pay a sales charge on their purchases or on the purchases made by family members residing with them. We reserve the right to change or stop these reductions at any time. We will notify you in advance of any changes.


Reduced Sales Charges


Investors may benefit from a reduction of the sales charges shown in the above table through several purchase plans which are described below. To receive the benefit of a reduced sales charge, a shareholder must inform the Funds' Transfer Agent in writing at the time of the new purchase that the purchase qualifies for a reduced sales charge and provide substantiating information. Reduced sales charge provisions may be modified or terminated at any time on notice to shareholders. You may obtain further information on reduced sales charges from your Registered Representative or by calling the Mutual Fund Service Center at 800-553- 6319.

Reduced Sales Charges for AAL Branches, Lutheran Congregations, Lutheran Charitable Remainder Unitrusts and Related Charitable Non-Profit Organizations. AAL branches, Lutheran congregations, Lutheran charitable organizations, charitable remainder unitrusts and other charitable organizations sponsored by or affiliated with Lutheran congregations, which qualify for tax exemption under
Section 501(c)(3) or (13) of the Internal Revenue Code, will be charged one-half of the standard sales charge for purchase of the Funds, except that no reduction will be given in connection with 403(b)(7) custodial accounts, which are individual custodial accounts. Qualifying charitable non-profit organizations will generally include churches, schools, colleges, seminaries, cemetery funds, and foundations organized for charitable purposes. Lutheran organizations qualified to receive the reduced sales charge must include substantiating information at the time of purchase. The reduced sales charges, expressed as a percentage of the public offering price and the net amount invested, for this exception to the standard sales charges are as follows:



   Amount of Purchase    Sales Charge      Sales Charge        50% Sales Charge
                         as a % of Public  as a % of Net       as a % of Public
                         Offering Price    Amount Invested     Offering Price
Less than $25,000            2.375%             2.430%              1.187%
$25,000 or more,             2.250%             2.302%              1.125%
but less than $100,000

$100,000 or more,            1.75%              1.781%              .875%
but less than $250,000
$250,000 or more,            1.000%             1.010%              .500%
but less than $500,000
$500,000 or more,            0.250%             0.250%              .125
but less than$1,000,000
$1,000,000 or more*          No-Load            No-Load             No Load


Right of Accumulation. An investor with multiple accounts and investors who are related and living within the same household may "link" their accounts in the Funds and in the other AAL Mutual Funds so they are eligible for a reduced sales charge based on the current value of shares owned, computed at the public offering price, plus the amount of the new investment. The AAL Money Market Fund shares may be included if they were acquired in a simultaneous transaction (i.e. exchange) in which shares of another AAL Mutual Fund on which a sales charge was paid are redeemed and the proceeds of sale were used to purchase Money Market Fund shares. SEPs, SARSEPs and 403(b)(7) custodial accounts (except individual
IRAs) are linked with all other accounts in the plan and therefore may not be linked with individual accounts. Accounts of institutional trustees will not be linked, except within individual trusts. Please refer to the table on page __ for the sales charges, expressed as a percentage of the public offering price and the net amount invested, at the different breakpoint levels.

Letter of Intent. Investors who establish a total investment goal in shares of any of The AAL Mutual Funds (except The AAL Money Market Fund) of $25,000 or more to be made over a 13-month period may purchase shares during this period at the reduced sales charge applicable to the goal amount. To meet the Letter of Intent goal, the investment amount must be fully invested at some point in time during the 13-month period. The effective date of a Letter of Intent may be back-dated up to 90 days, in order that any investment made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal. Sales charges on prior purchases will not be recalculated or refunded. All shares of the Funds with the same registration, and shares in accounts which have been "linked" under the Right of Accumulation, which are purchased during the 13-month period, and still owned, will be included at the purchaser's cost in determining the applicable sales charge, provided, however, that AAL Money Market Fund shares may be included only to the extent they were acquired in a simultaneous transaction (i.e. exchange) in which shares of another AAL Mutual Fund, on which a sales charge was paid, are redeemed and the proceeds of sale were used to purchase the Money Market Fund shares. The Letter of Intent option is not available on 403(b)(7) custodial accounts, SEP-IRAs or SARSEP- IRAs. Please refer to the table on page __ for the sales charges, expressed as a percentage of the public offering price and the net amount invested, at the different breakpoint levels above $25,000.

A Letter of Intent does not obligate the investor to buy any Fund shares. However, if the goal amount is not purchased during the term of the Letter of Intent, the sales charge will be recalculated and charged at the rate applicable to the shares actually purchased, and the difference between the sales charge paid and the sales charge due will be charged against the account. During the term of the Letter of Intent, the Transfer Agent will escrow shares totaling 5% of the investment goal indicated in the Letter of Intent to cover any additional sales charge which may become due, and will redeem the number of shares necessary to pay the additional sales charge after expiration of a Letter of Intent if the goal amount is not met. A Letter of Intent will be considered in default and the additional sales charges will be recovered if redemptions reduce the account value below 5% of the investment goal during the 13-month period.

Automatic Investment Plans

The AAL Mutual Funds offer several Automatic Investment Plans available to make periodic investing more convenient. These Plans do not need an initial investment. It takes 12 days from the time you invest for the transfer agent to validate any electronic transfer. This will cause some delay in your ability to write checks on an AAL Money Market Fund Account or to redeem or transfer from your account.


The Bank Draft Plan. Investors who wish to make regular additional investments in an existing Fund Account may do so through the Funds' Bank Draft Plan. Under this Plan the Funds will draft an investor's bank checking or savings account in the amount specified -- which may not be less than $25 per account -- on specified dates, up to two transactions per month (at least 10 days apart), and have the proceeds invested in shares of the specified Fund at the applicable offering price determined on the date of the draft. To use this Plan you must authorize the Plan on your application form, or subsequently in writing, and submit additional documents. Your instructions to establish a Bank Draft Plan or to change the Bank on an existing Plan, must be received by the Funds' Transfer Agent at least 13 business days prior to the transaction date. Your instructions for stopping a Bank Draft Plan or changing the dollar amount on an existing Plan must be received by the Funds' Transfer Agent at least 5 business days prior to the transaction date. For further information contact AAL Capital Management Corporation (Mutual Fund Service Center -- 800-553-6319) or your Registered Representative. Instructions for changes, additions or termination of a Bank Draft Plan must be in writing and signed by all bank account owners.

     The Capital Builder Plan. The Capital Builder Plan also allows investors to make regular automatic investments in an existing account in The AAL Small Cap Stock, Mid Cap Stock, Capital Growth, Bond, Municipal Bond, High Yield Bond, Utilities, International or U.S. Government Zero Coupon Target Funds, Series 2001 and 2006 by redemption of shares from their AAL Money Market Fund. The

Capital Builder Plan Allows investors to select the transaction date. If you do not select the date, it will automatically be drawn from their account on the 15th of the month. All such investments will be subject to the applicable sales charge . These transactions must meet the minimum purchase amounts described above. To start, stop or change the plan, you must notify The Funds at least 24 hours prior to the transaction date.

Payroll Deduction Savings and Investment Plan. The Payroll Deduction Savings and Investment Plan allows employees of AAL, employees of Lutheran-affiliated institutions, and Lutheran employees whose employers agree to invest in The Funds through direct deduction from their paychecks or commission checks.


         Prestige Account


Investors who maintain a significant share balance will be provided with additional benefits, including personal attention from Prestige Account Representatives, an exclusive toll-free telephone number, personalized investment analysis, complimentary financial information, a Prestige Account organizer and more. Your AAL Capital Management Corporation Registered Representative can provide more detailed information.


Changes to Your Account


After opening your AAL Mutual Fund account, you may wish to make changes to your account. Certain types of changes, such as moving to a new address or getting a new telephone number, do not have any other effect on an account. Any feature such as telephone exchange or participation in an automatic investment plan would continue uninterrupted. Other changes, such as exchanging from one Fund to another or transferring shares from a regular account to an IRA or adding a joint owner, will affect your account options because a new account is actually created. Account options such as an automatic investment plan are discontinued unless additional action is taken. These changes may require additional instructions and specific forms. If you are not sure whether a change affects your account, please contact your local Registered Representative or the Mutual Fund Service Center at 800-553-6319. When making these types of changes, please use The AAL Mutual Funds Account Change Request, which is available from your local Registered Representative or from the Mutual Fund Service Center.

How to Redeem (Sell) Shares

Because the Funds invest primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Although investors may redeem shares on any business day at net asset value, a shareholder who redeems prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase.

Redemption by Mail

Shareholders of any of the Funds may have their shares redeemed at any time at the net asset value per share next determined after a written request and all additional documents, if required, are received in proper form by the Funds' Transfer Agent.

Payment for shares presented for redemption will be based on a Fund's net asset value next computed after a request is received in proper form by the Transfer Agent. Shareholders earn income and receive dividends paid on funds through the date of redemption. Payment proceeds will be mailed within seven days following receipt of all required documents. However, payment may be postponed or the right of redemption suspended in unusual circumstances. Shares purchased by check will not be redeemed for 12 days or until your check has cleared, if later.

You may redeem shares of any of the Funds by mail, by sending a written request for redemption to:

                                      The AAL Mutual Funds
                                      c/o Firstar Trust Co.
                                      615 East Michigan Street
                                      P.O. Box 2981
                                      Milwaukee, Wisconsin 53201-2981

The redemption request must include your shareholder account number, specify the dollar or share amount you wish to redeem and be signed by you and any other persons registered as shareholders on the account, exactly as the account is registered. If you wish to redeem shares with a value in excess of $25,000, your signature(s) must be guaranteed. The transfer agent will accept signature guarantees from all institutions that are eligible to provide signature guarantees under federal or state law, provided that the individual giving the signature guarantee is authorized to do so. Institutions that usually are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan institutions and credit unions. Please note that a signature guarantee is not the same as a notarized signature. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary. If you wish to redeem an IRA or other retirement plan you must indicate on the redemption request whether or not Federal income tax should be withheld. Redemption requests that fail to indicate an election not to have Federal tax withheld will be subject to withholding.

Telephone Redemptions


The privilege to redeem shares by telephone is automatically extended to all accounts, unless the option is specifically declined. If you do not want the telephone redemption option, please call the AAL Mutual Fund Service Center at 800-553-6319. By accepting this privilege, you assume some risks for unauthorized transaction. See Important Information on Transacting Business by Telephone at page__. AAL Capital Management Corporation has implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized designations and supplying transaction verification information.


         Telephone Redemptions and Checks Mailed

The following conditions apply to telephone redemptions described above:

a. Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;

b.       There has been no change of address in the preceding 60 days;

c.       The request is for $25,000 or less;

d.       Retirement plan accounts are not eligible;

e.       Shares to be redeemed cannot be in certificate form; and

f. Only one telephone redemption is permitted within any 30 day period for each authorized account.

Telephone Redemptions by Bank Wire

a. Existing shareholders must send The AAL Mutual Funds Application or Change Form with the appropriate section completed prior to exercising the privilege of wire redemption to:

                                      Firstar Trust Company
                                      615 E. Michigan Street,
                                      P.O. Box 2981, Milwaukee, WI  53201-2981.

b.       Wire redemptions can be made for any amount.


c.       A $12.00 fee is assessed for redemptions by wire.

d. Requests received in good order before the close of the NYSE (usually 3:00 p.m. Central Time) receive that day's price.


If an account has multiple owners, AAL Capital Management Corporation may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Reinstatement Privilege

So long as sales of the Funds are closed, the following reinstatement privilege does not apply.

A shareholder who redeems shares in a Fund on which a commission has been paid may, within 60 days after the date of redemption, reinstate any portion or all of a redemption in shares of a Fund (in the same Fund and with the same registration) without sales charges at net asset value next determined after receipt by the Transfer Agent of a written request for reinstatement together with a check for the amount to be reinstated. This reinstatement privilege is available only once with respect to any one shareholder account. Reinvested funds must be provided by a single check. In order to receive the reinvestment privilege, shareholders must clearly state in writing at the time of purchase that they qualify for the privilege.

Any gain recognized on a redemption is taxable despite the reinstatement in a Fund. Any loss realized as a result of a redemption may not be allowed as a deduction for federal income tax purposes, but may be applied, depending on the amount reinstated, to adjust the cost basis of the shares acquired on reinstatement.

Involuntary Redemption

Because all account owners share the high cost of maintaining accounts with low balances, the Funds reserve the right to involuntarily redeem a shareholder's account, other than a retirement plan account, at any time the value of the account falls below $250. Shareholders will be notified in writing of any planned involuntary redemption and will be allowed 30 days to increase the account balance above the stated minimum before the redemption is processed.

EXCHANGE PRIVILEGE

Exchange by Mail

Shares of the Funds held for at least 12 days may be exchanged for shares of any other AAL Mutual Fund (Class A shares only)with the same registration, without additional sales charge, at the net asset value per share next computed after receipt of a written exchange request in proper form by the Transfer Agent.

An exchange constitutes a redemption of the shares of one mutual fund and the purchase of shares of another. Because the Funds invest primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Therefore, a shareholder who exchanges shares of a Fund prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase.


     In addition to the two series of The AAL U.S. Government Zero Coupon Target Funds, nine other AAL Mutual Funds currently are offered. They are: (1) The AAL Small Cap Stock Fund;(2) The AAL Mid Cap Stock Fund; (3) The AAL Capital Growth Fund; (4) The AAL Bond Fund ; (5) The AAL Municipal Bond Fund; (6) The AAL Money Market Fund; (7) The AAL Utilities Fund; (8) The AAL International Fund and (9) The AAL High Yield Bond Fund. Shareholders interested in exchanging into any of these Funds should contact the The Mutual Fund Service Center at 800-553-6319, or their AAL Capital Management Corporation Registered Representative for a current prospectus prior to making an exchange.


Shareholders of a Fund may only exchange into such other Funds as are legally available for sale in any state. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

Exchanges are sales for tax purposes and could result in a gain or loss, depending on the original cost of shares exchanged.

An excessive number of exchanges may be disadvantageous to the Funds. Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than twelve exchanges in a year. Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.

TELEPHONE TRANSACTIONS

You can sell or exchange shares by phone. By doing so, you assume some risks for unauthorized transactions. AAL Capital Management Corporation has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information, restricting transmittal of redemption proceeds to pre-authorized designations, and supplying transaction/taping identification numbers and/or symbols. Please note, however, that The AAL Mutual Funds, AAL Capital Management Corporation, the Custodian, the Transfer Agent or any of their employees will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures.


Exchange by Telephone

Telephone exchanges (transactions in which the registration does not change) are subject to the requirements described above, and additional requirements as follows.


Shareholders may exchange shares for which certificates have not been issued by telephoning the Mutual Fund Service Center at 800-553-6319 or 414-734- 7633. Telephone exchange requests received prior to the close of the NYSE (usually 3:00 p.m. Central Time) will be made at the net asset value per share next determined that day.


Telephone exchanges will be permitted only if the shareholder elects the telephone exchange option on his initial purchase application, or requests the telephone exchange privilege in a subsequent written request, signed by all registered owners, with all signatures guaranteed.


During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Mutual Fund Service Center by phone, and a telephone exchange may be difficult to implement at those times. The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.


RETIREMENT PLANS

AAL members and their enterprises and Lutheran organizations may establish their own individual or business retirement plans, with assets invested in The AAL Mutual Funds, by choosing among a variety of plans which may be made available and which are designed to meet most long-term retirement planning needs. Available plans may include:

o        IRA (Individual Retirement Account)

o 403(b)(7) Custodial Account (for employees of public schools and certain non-profit organizations)

o        SEP-IRA (Simplified Employee Pension Plan)

o        SARSEP-IRA (Salary Reduction Simplified Employee Pension Plan)

o        Money Purchase Pension Plan

o        Profit Sharing Plan

o        401(k) Plan

Retirement Plans involve commitments covering future years and require long-term planning. Because all of the plans available through AAL Capital Management Corporation invest their plan assets in one or more of the Funds, it is important that the investment objectives of the Fund(s) in which a plan invests are consistent with the retirement plan objectives. It is the investor's responsibility to determine which plan and investment best meets the retirement objectives desired, and to understand the tax consequences of establishing a retirement plan. Each investor should consult with a professional tax adviser prior to establishing a retirement plan.

Your AAL Capital Management Corporation Registered Representative will provide you with descriptive materials, plan documents, adoption agreements and other related forms describing the plans available and the requirements to establish a plan. Firstar Trust Company acts as Custodian for all AAL Mutual Fund Retirement Plans. Administrative services for retirement plans may be arranged through AAL Capital Management Corporation or may be provided by the employer. Fees are charged for custodial and plan administration services. Information regarding those services and fees are available from your AAL Capital Management Corporation Registered Representative.

NET ASSET VALUE


The net asset value per share of each Fund is determined once daily at the close of trading on the NYSE (normally 3:00 p.m. Central Time). Net asset value will not be determined on holidays observed by NYSE. The net asset value of shares is computed by adding the sum of the value of the securities held by each Fund plus any cash or other assets it holds, less all of that Fund's liabilities, and dividing the result by the total number of outstanding shares of that Fund at such time. Securities owned by the Funds for which market quotations are readily available are valued at current market value; all other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Funds may make use of a pricing service in the determination of their net asset value as approved by the Board of Trustees.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to distribute in December and, if necessary, at such other times as the Fund may determine, its net investment income and any net realized capital gains resulting from investment activity. Any dividend (including a capital gains dividend) declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Cumulative statements showing all activity in the account for the prior year will be mailed annually to all shareholders.

All income and capital gains distributions are reinvested in full and fractional shares of a Fund at net asset value, without sales charges, on a payment date unless a shareholder has requested payment in cash on the shareholder application or by separate written request.

A shareholder's projected return at maturity assumes the reinvestment of all income and capital gains distributions. If a shareholder elects to receive these distributions in cash, the return at maturity will be substantially less than was anticipated at the time of purchase.

Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code") and to take all other action required so that no federal income tax will be payable by the Funds themselves. Each Fund will be treated as a separate regulated investment company under the Code. Shareholders are provided annually with full information on income and capital gains distributions for tax purposes. Shareholders should consult their tax advisers regarding the applicability of state and local taxes to dividends and distributions.

Under federal income tax laws, a portion of the difference between the purchase price of zero coupon securities and their face value is considered to be income to a Fund each year, even though the Fund will not in each year receive cash interest payments from these securities.

The Funds must distribute substantially all their net investment income each year, including the imputed income from their zero coupon investments. Because of its imputed income, each Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash interest a Fund actually received. Such distributions may come from cash assets or from liquidating some portfolio securities. If securities are liquidated, a Fund may realize a gain or loss from the sale. As with all funds distributing taxable income, tax-paying investors in the Fund will be subject to income taxes on income and capital gain distributions whether they elect to take them in cash or have them reinvested.

Other Tax Information

The Funds are required by federal law to withhold 31% of reportable payments (which include dividends, capital gain distributions and redemption proceeds) paid to certain shareholders who have not properly certified that the Social Security or other taxpayer identification number provided by the shareholder is correct and that he or she is not otherwise subject to backup withholding. The Funds' shareholder application includes the required certification.

No attempt is made herein to provide information as to state and local tax consequences of ownership of shares of the Funds. Investors should consult their personal tax adviser to determine the consequences of state and local taxes.

DISTRIBUTION EXPENSES

Because the Funds are no longer being sold, the 12b-1 fees under the Distribution Plan are being waived by the Distributor and they will not be reinstated as long as the Funds make no new sales. The following description applies to the plan when such fees were paid.

In addition to the sales charge deducted at the time of purchase, each of the Funds is authorized under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act") to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. The Plan permits payments to be made by each of the Funds to the Distributor to reimburse it for expenditures incurred by it in connection with the distribution of each of the Fund's shares to investors. These payments include, but are not limited to, the payment of compensation to selling representatives (excluding the initial sales charge), advertising, preparation and distribution of sales literature and prospectuses to prospective investors, implementing and operating the Plan, and performing other promotional or advertising activities on behalf of each of the Funds. Plan payments may also be made to reimburse the Distributor for its overhead expenses related to distribution of the Funds' shares. No reimbursement may be made under the Plan for expenses of past fiscal years or in contemplation of expenses for future fiscal years. Distribution fees paid by one Fund may not be used to finance distribution of shares of another Fund.

Under the Plan, the payments may not exceed an amount computed at an annual rate of 0.10 of 1% of the average daily net assets of each Fund. The Plan is subject to review and annual approval by the Board of Trustees.

YIELD AND PERFORMANCE INFORMATION

The Funds will calculate and advertise performance information from time to time, and for different historical periods of time, by quoting yields or total returns designed to inform investors of the performance of the Funds. Such information will always include uniform performance information in accordance with standardized methods established by the Securities and Exchange Commission, and may also include other total return calculations, if deemed appropriate to permit investors to evaluate the investment performance of the Funds. Yields and total returns are based on historical performance and are not intended to indicate future performance. Investment return and the principal value of an investment will fluctuate, and the value of the investment, if redeemed, may be worth more or less than the original cost.

Standardized Yield and Total Return

The Funds may advertise a standardized current yield which is based on the income generated by an investment in the particular Fund over a 30-day period, which period will be stated in the advertisement. Income earned on debt obligations is determined by applying a calculated yield-to-maturity percentage to the obligations held during the period. This income, less expenses, is then annualized. That is, the amount of income generated during the 30 day period is assumed to be generated and reinvested monthly to provide a six-month return which is then annualized. The return is then shown as a percentage of the maximum offering price per share on the last day of the period.

The Funds may also advertise a standardized average annual total rate of return for one, five and ten year periods, or so much thereof as a Fund has been in existence. Average annual total rate of return is the change in redemption value of shares purchased with an assumed initial investment of $1,000, after giving effect to the maximum applicable sales charge, assuming the reinvestment of dividends and capital gains distributions.

Other Total Returns

Because there are many ways to evaluate investment performance, the Funds may advertise total returns, other than those described above, if such information is deemed informative to investors for use in evaluating the Funds. The Funds may advertise total returns calculated on the basis of net investment in the Fund. Some of these calculations will give investment performance based on dollars invested without giving effect to the maximum applicable sales charge, which will result in performance figures which are higher than those calculated by the standardized methods.

Additional information regarding yield and performance information is contained in the Statement of Additional Information.

CUSTODIAN, TRANSFER AGENT AND INDEPENDENT ACCOUNTANTS

Firstar Trust Company, P.O. Box 2981, 615 E. Michigan Street, Milwaukee,

Wisconsin 53201-2981, serves as Custodian and Transfer Agent for the Funds. Price Waterhouse LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, serves as the Funds' independent accountants.

ORGANIZATION AND DESCRIPTION OF SHARES


     The Trust is a diversified open-end management investment company registered under the Act. Each of the Funds is a separate series of a Massachusetts Business Trust organized under a Declaration of Trust dated March 13, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either its shareholders or its Board of Trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board of Trustees may authorize. Currently, the Board has authorized eleven series which bear the name of the Fund.


Each share of a Fund is entitled to participate pro rata in any dividends or other distributions declared by the Board with respect to that Fund, and all shares of a Fund have equal rights in the event of liquidation of that Fund.

Each share of each Fund is entitled to one vote on each matter presented to shareholders of that Fund. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving an investment advisory contract. On matters affecting an individual Fund (such as approval of advisory and sub-advisory contracts and changes in fundamental policies of a Fund) a separate vote of the shares of that Fund is required. Shares of a Fund are not entitled to vote on any matter not affecting that Fund. All shares of each Fund vote together in the election of Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. Notice of such disclaimer is given in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote because it is limited to circumstances where the Trust itself is unable to meet its obligations.

Shareholder Inquiries

All inquiries from shareholders regarding the Funds should be directed to the Funds at the address and telephone number shown on the back cover of the prospectus.

Board of Trustees

John H. Pender
Richard L. Gunderson
D. W. Russler
F. Gregory Campbell
Richard L. Gady
Lawrence M. Woods
Ronald G. Anderson

Officers

Ronald G. Anderson
President
Robert G. Same
Vice President and Secretary
Terrance P. Gallagher
Treasurer
Joseph F. Wreschnig
Assistant Secretary
Charles D. Gariboldi, Jr.
Assistant Treasurer


Investment Adviser and Distributor

AAL Capital Management Corporation
222 West College Avenue
Appleton, WI  54919-0007

Custodian, Transfer Agent, and Disbursing Agent
Firstar Trust Company
615 East Michigan Street
P.O. Box 2981
Milwaukee, WI  53201-2981

Independent Accountants
Price Waterhouse LLP
100 East Wisconsin Avenue
Suite 1500
Milwaukee, WI  53202

Legal Counsel
Quarles & Brady
411 East Wisconsin Avenue
Milwaukee, WI  53202

                              THE AAL MUTUAL FUNDS
                THE AAL U.S. GOVERNMENT ZERO COUPON TARGET FUNDS
                           Series 2001 and Series 2006
                              222 West College Ave.
                             Appleton, WI 54919-0007
                            Telephone (414) 734-5721


                       STATEMENT OF ADDITIONAL INFORMATION
                                 June 30, 1997

This Statement of Additional Information is not a prospectus, but provides additional information which should be read in conjunction with the Prospectus of The AAL U.S. Government Zero Coupon Target Funds Series 2001 and Series 2006 dated June 30, 1997, and any supplements thereto. The Funds' Prospectus may be obtained at no charge by writing or telephoning your AAL Capital Management Corporation Registered Representative or the Funds at the address and telephone number above.


In this Statement of Additional Information, The AAL Mutual Funds may be referred to as the "Trust," and The AAL U.S. Government Zero Coupon Target Funds may be referred to collectively as the "Funds" or individually as a "Fund." Terms not otherwise defined have the same meaning as in the Prospectus.

                               PLEASE TAKE NOTICE

Sales of The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006 were closed to new shareholders and to additional purchases of shares by existing shareholders effective May 31, 1993, except for automatic investment plan purchases which were allowed to continue through June 30, 1993. Purchases of shares by reinvestment of dividends and capital gains, if any, in existing shareholder accounts will continue to be allowed and will be at net assets value. Although there is no intent to do so, sales of the Funds could be reopened in the future. The discussion elsewhere herein as to the purchase of shares of the Funds is qualified by the foregoing limitations.

Table of Contents                            Page                Prospectus Page

Investment Objective............................................
and Policies
Investment Techniques ..........................................
Investment Restrictions ........................................
Purchases & Redemptions;
  Pricing Considerations .......................................
Investment Advisory Services . . . . . . . . . . . .. . . .
Distributor.....................................................
Distribution Plan..............................................
Portfolio Transactions.........................................
Dividends, Distributions
  and Taxes ...................................................
Calculation of Yield
and Total Return...............................................
General........................................................
Financial Statements...........................................

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Funds' respective investment objectives and policies described in the Prospectus. In pursuing their respective objective, each Fund invests as described below and employs the investment techniques described in the Prospectus and elsewhere in this Statement of Additional Information. Each Fund's investment objective is a fundamental policy, which may not be changed without the approval of a "majority of the outstanding voting securities" of that Fund. A "majority of the outstanding voting securities" means the approval of the lesser of: (i) 67% or more of the voting securities at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of a Fund.

The objective of each of the Funds is to provide as high an investment return over selected periods of time as is consistent with an investment in U.S. government securities.

Zero Coupon Securities

At least 80% of a Fund's net assets will be invested in U.S. Government zero coupon securities. Zero coupon securities are non-interest (non-cash) paying debt obligations which are payable in full at maturity. These securities include U.S. Treasury notes and bonds that do not have coupons and do not pay cash income, U.S. Treasury bills, individual interest coupons that trade separately and evidences of receipt of such securities. At least 50% of each Fund's net assets will be invested in U.S. Government zero coupon securities maturing within two years of the Fund's target date.

Up to 20% of each Fund's net assets may be invested in interest-paying U.S. Treasury notes and bonds, and repurchase agreements with respect to such securities. These interest-paying securities produce income which may be an efficient way to provide for expenses and redemptions, among other things.

Zero coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest (cash). As a result, the net asset value of shares of a Fund prior to its target date may fluctuate over a greater range than shares of other mutual funds investing in U.S. Treasury securities, making current distributions of interest and having similar maturities. The current net asset value of a Fund generally will vary inversely with changes in current interest rates and the degree of fluctuations will vary directly with the length of time to the maturity date of the Fund.

Zero coupon securities include U.S. Treasury bills issued directly by the U.S.

Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities, (i.e., unregistered securities that are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. The staff of the Securities and Exchange Commission no longer considers "TIGRS" and "CATS" government securities.

The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Trading Opportunities

Although there is no present intention to do so, the Funds, consistent with their investment policies, may engage in short-term trading (selling securities for brief periods of time, usually less than three months) if the Adviser believes that such transactions, net of costs, would further the attainment of their investment objectives. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. Such market dislocations might result from a broker needing to cover a substantial short position in a security or an abnormal demand for a security created by an unusually large purchase or sale by an institutional portfolio manager.

There can be no assurance that such dislocations will occur in the future or that a Fund will be able to take advantage of them. The Funds will limit their voluntary short-term trading, if any, to the extent necessary to qualify as a "regulated investment company" under the Internal Revenue Code.

INVESTMENT TECHNIQUES

Each of the Funds may use the following techniques described in the prospectus and in the Statement of Additional Information in pursuit of its investment objective.

Lending Portfolio Securities

Although there is no present intention to do so, the Funds may from time to time lend securities from their portfolios to brokers, dealers and financial institutions such as banks and trust companies. The Adviser will monitor the creditworthiness of firms with which the Funds engage in securities lending transactions. In doing so, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return which may be in the form of a fixed fee or a percentage of the collateral. A Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.

The Adviser will monitor the creditworthiness of firms with which the Funds engage in securities lending transactions. Collateral values are continuously maintained at 100% and marked to market daily. However, in the event of bankruptcy or other default of the borrower, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities, including possible decline in value of the collateral or loaned securities, possible lack of access to income during this period, and expenses of enforcing its rights.

When-Issued and Delayed Delivery Securities

A Fund may purchase securities on a when-issued or delayed-delivery basis, as described in the Prospectus. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased are identified on the books of the Fund and held by the Fund`s custodian throughout the period of the obligation. The use of these investment strategies may increase net asset value fluctuation.

Repurchase Agreements

In the event of a bankruptcy or other default of a seller of a repurchase agreement, there may be delays and expenses in liquidating the securities, declines in their value, and losses of interest. The Adviser maintains procedures for evaluating and monitoring the creditworthiness of firms with which they enter into repurchase agreements. No Fund may invest more than 10% of its total assets in repurchase agreements maturing in more than seven days or in securities subject to legal or contractual restrictions on resale.

INVESTMENT RESTRICTIONS

Each of the AAL Mutual Funds operates under the following investment restrictions. The AAL U.S. Government Zero Coupon Target Funds do not engage in the options and futures transactions and real estate transactions referred to in
(2), (3), (8) and (9) below. A Fund may not:

(1) invest more than 5% of its total assets (taken at value at the time of each investment) in the securities (including repurchase agreements) of any one issuer (for this purpose, the issuer(s) of a debt security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), except that up to 25% of its assets may be invested without regard to this limitation and provided that such restrictions shall not apply to obligations issued or guaranteed by the U.S. Government or a Federal agency or evidences of receipt of such securities;

(2) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(3) make short sales of securities or maintain a short position, or write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, except for the described transactions in options, futures and options on futures;

(4) make loans to other persons, except that the Fund reserves freedom of action, consistent with its other investment policies and restrictions and as described in the Prospectus and this Statement, to: (a) invest in debt obligations, including those that are either publicly offered or of a type customarily purchased by institutional investors, even though the purchase of such debt obligations may be deemed the making of loans; (b) enter into repurchase agreements; and (c) lend portfolio securities, provided that the Fund may not loan securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(5) issue senior securities or borrow, except that the Fund may borrow in amounts not in excess of 10% of its total assets, taken at current value, and then only from banks as a temporary measure for extraordinary or emergency purposes (the Funds will not borrow to increase income, but only to meet redemption requests that otherwise might require untimely dispositions of portfolio securities; interest paid on any such borrowings will reduce net income);

(6) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by a Fund except as may be necessary in connection with and subject to the limits in restriction (5);

(7) underwrite any issue of securities, except to the extent that the purchase of securities directly from an issuer thereof in accord with a Fund's investment objectives and policies may be deemed to be underwriting or to the extent that in connection with the disposition of portfolio securities a Fund may be deemed an underwriter under federal securities laws;

(8) purchase or sell real estate, or real estate limited partnership interests, provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

(9) purchase or sell commodities or commodity contracts except that a Fund may purchase or sell futures and options thereon for hedging purposes;

(10) invest more than 25% of its total assets (taken at current value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry;

(11) invest in oil, gas or mineral related programs or leases;

(12) invest in repurchase agreements maturing in more than seven days or in other securities with legal or contractual restrictions on resale if, as a result thereof, more than 10% of a Fund's total assets (taken at current value at the time of such investment) would be invested in such securities;

(13) invest in any security if as a result a Fund would have more than 5% of its total assets invested in securities of companies which, together with any predecessors have been in continuous operation for less than three years;

(14) purchase securities of other investment companies, if the purchase would cause more than 10% of the value of a Fund's total assets to be invested in investment company securities provided that: (a) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by a Fund or more than 5% of the value of a Fund`s total assets would be invested in such company; and (b) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation, acquisition or reorganization;

(15) purchase more than 10% of the outstanding voting securities of an issuer or invest for the purpose of exercising control or management.

Each of the above restrictions (1) through (15), as well as each Fund's investment objective, is a fundamental policy. In addition, each Fund may not, so long as it publicly offers its shares for sale in certain states: (a) buy or sell a call option unless (i) the option is issued by the Options Clearing
Corporation, an exchange, NASDAQ or similar entity, and (ii) the security underlying the option is listed on an exchange or similar entity or is a U.S. Government or Federal agency obligation; (b) invest more than 5% of its net assets (valued at the time of investment at the lower of cost or market) in warrants. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange; (c) write a put option except as a closing transaction or purchase a put option if the aggregate premiums paid for all such options exceed 2% of its net assets (less the amount by which any such positions are in the money), excluding puts purchased as closing transactions; and (d) purchase or retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and directors of the Fund or by partners of its Adviser who own individually more than 1/2 of 1% of its securities.

PURCHASES AND REDEMPTIONS; PRICING CONSIDERATIONS

Purchases and redemptions are discussed in the Prospectus under the headings "How to Buy Shares," "How to Redeem (Sell) Shares," and "Net Asset Value," and that information is incorporated herein by reference.

The Funds' net asset value is determined only on the days on which the New York Stock Exchange is open for trading. That Exchange is regularly closed on Saturdays and Sundays and on New Years' Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the Exchange will be closed on the preceding Friday or the following Monday, respectively.

Net asset value is determined by dividing the total assets of the particular Fund, less all its liabilities, by the total number of shares of that Fund outstanding. The Funds' portfolio securities may be valued through the use of pricing services approved by the Trustees, which utilize information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Money market instruments with remaining maturities of 60 days or less are valued by the amortized cost method, which the Trustees believe approximates fair value. Because of the large number of zero coupon securities available, many may not trade each day; therefore, bid and asked prices frequently are not available. In valuing such securities, then, the pricing services generally take into account institutional size, trading in similar groups of securities and any developments related to specific securities. Other securities and assets are valued in good faith at fair value using methods (including pricing services) determined by the Trustees and applied on a consistent basis. The Trustees review the valuation of each Fund's portfolio securities through receipt of regular reports from the Adviser.

Generally, trading in U.S. Government Securities and other fixed income securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of the Trust's securities occur during such a period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

The Funds intend to pay all redemptions in cash and are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur brokerage fees in selling the securities received in the redemptions.

Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Confirmation of Fund Transactions

Shareholders  of The AAL U.S.  Government  Zero Coupon Target Funds will receive
immediate  written   confirmations  of  all  account   transactions  and  annual
statements summarizing all transactions for the prior period.


Shareholders   may  always  obtain  current  account   information  by  calling,
toll-free,  AAL Capital  Management  Corporation's   Mutual Fund Service
Center at 800-553-6319.


INVESTMENT ADVISORY SERVICES

Please refer to the description of the Adviser and Advisory Agreement and fees under "Management of the Trust" in the Prospectus, which is incorporated herein by reference.

The following Executive Officers of the Trust also serve as directors and/or officers of the Adviser as shown below:


Ronald G. Anderson           President; Director, President of AAL Capital
222 West College Avenue      Management Corporation since 1996
Appleton, WI 54919-0007
DOB 10/2/48

Robert G. Same               Secretary; Director, Executive
222 West College Avenue Vice President and Chief Operating Officer since Appleton, WI 54919-0007 1996, Senior Vice President and Secretary of AAL
DOB 7/28/45                  Capital Management Corporation from 1987 to 1997


Terrance P. Gallagher        Treasurer; Director, Chief Financial Officer of AAL
222 West College Avenue      Capital Management Corporation since 1994, Senior
Appleton, WI 54919           Vice President since 1987 and Comptroller since
DOB 9/20/58                  1992

The Adviser furnishes the Fund, at the Adviser's expense, with all office space and facilities, equipment and clerical personnel necessary for carrying out its duties under the Advisory Agreement. The Adviser also will pay all compensation of Trustees, officers and employees of the Trust who are affiliated persons of the Adviser. All costs and expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund, including, but not limited to: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Trustees other than those affiliated with the Adviser; (v) legal and audit expenses; (vi) fees and expenses of the Trust's custodian and transfer agent; (vii) expenses incident to the issuance of the Trust's shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (viii) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Trust; (x) all other expenses incidental to holding meetings of the Trust's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or its successor, or other industry organizations; (xii) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations which the Trust may have to indemnify its officers and Trustees with respect thereto; and (xiii) all expenses which the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act").

The Adviser has agreed to reimburse each of the Funds monthly to the extent that total annual expenses (excluding taxes, interest and brokers' commissions and other normal charges incident to the purchase and sale of portfolio securities, but including fees paid to the Adviser) that exceed the applicable limits prescribed by any state in which the shares of such Fund are being offered for sale. The Funds believe that currently the most restrictive state limits are 2 1/2% of a Fund's average daily net assets up to $30 million, 2% of the next $70 million and 1 1/2% thereafter. In addition, the Adviser has voluntarily undertaken to pay all expenses of the Funds in excess of 1% until further notice.

The  Funds  have  paid  the  following   advisory  fees  to  the  Adviser  since
commencement of operations:

            Period Ended                       The AAL U.S. Government                 The AAL U.S. Government
                                               Zero Coupon Target Fund                 Zero Coupon Target Fund
                                               Series 2001                             Series 2006
            April 30, 1991*                    $920                                    $692
            April 30, 1992                     $5,559                                  $ 3,815
            April 30, 1993                     $10,418                                 $7,430
            April 30, 1994                     $1,175                                  $833
            April 30, 1995                     $0                                      $0
            April 30, 1996                     $0                                      $0
            April 30, 1997                     $0                                      $0

The Advisory Agreement provides that subject to Section 36 of the Act, the Adviser shall not be liable to the Trust for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Trust and the performance of its duties under the Agreement except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreements.

The Trust has agreed to use its best efforts to change its name if the Adviser ceases to act as such with respect to the Fund and the continued use of the Trust's present name would create confusion in the context of the Adviser or its parent's business.

As to the Funds, the Advisory Agreement was approved by the Board of Trustees on February 27, 1990 and were approved by shareholders on November 12,

1991. The Agreement will continue from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Trustees who are not Interested Persons (as defined in the Act.)

The Advisory Agreement is terminable upon assignment or at any time without penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Trust, with respect to any Fund by the vote of a majority of the outstanding shares of such Fund, or by the Adviser on 60 days' written notice to the Trust.

Compensation of The Board of Trustees


The Fund makes no payments to any of its officers for services. However, any of the Trustees who are not officers or employees of the adviser or its parent are paid, by The AAL Mutual Funds, an annual fee of $10,000 and a fee of $1,000 per meeting. These fees are assessed ratably to each series of The AAL Mutual Funds, including The AAL International Fund. Trustees are reimbursed by The AAL Mutual Funds for any expenses they may incur by reason of attending such meetings or in connection with services they may perform for The AAL Mutual Funds. For the fiscal year ended April 30, 1997, The AAL Mutual Funds paid an aggregate of $60,280.54 in Trustees' fees and expenses.

(1)                           (2)                 (3)                     (4)                 (5)                (6)Total
Name of                       Capacities in       Aggregate               Pension or          Estimated          Compensation
Person                        Which               Remuneration            Retirement          Annual             from Registrant
                              Remuneration                                Benefits            Benefits           and Fund
                              Received                                    Accrued During      Upon               Complex paid to
                                                                          Registrant's        Retirement         Trustees (1)
                                                                          Last Fiscal Year
John H. Pender                Trustee             -                       -                   -                  $4,500
DOB 5/25/30
Richard L.                    Trustee             -                       -                   -                  -
Gunderson,
DOB 6/14/33
F. Gregory                    Trustee             $14,000                 -                   -                  $20,000
Campbell
DOB 12/16/39
Richard L. Gady               Trustee             $14,000                 -                   -                  $20,000
DOB 2/28/43
D. W. Russler                 Trustee             $14,000                 -                   -                  $20,000
DOB 10/28/28
Lawrence M.                   Trustee             $14,000                 -                   -                  $20,000
Woods
DOB 4/14/32
Ronald G. Anderson            Trustee             -                       -                   -                  -
DOB 10/2/48
(1)  The Fund complex includes the AAL Variable Product Series Fund, Inc.

DISTRIBUTOR

AAL Capital Management Corporation is the exclusive underwriter for the Funds under a written Distribution Agreement with the Funds. Until May 31, 1993, the underwriter offered the shares of the Funds for sale on a continuous basis through its field sales force. The aggregate underwriting commissions received and the amount of commissions retained by the underwriter for the last three years were as follows:


              Time Period      Aggregate Commissions        Retained Commissions
For the fiscal year ended          $0                               $0
4/30/95
For the fiscal year ended          $0                               $0
4/30/96
For the fiscal year ended          $0                               $0
4/30/97


With respect to all commissions and other compensation, AAL Capital Management Corporation, the sole distributor for the Funds, does not receive any compensation in connection with redemptions and repurchases, brokerage commissions or other compensation.

AAL Capital Management Corporation also acts as exclusive underwriter for the nine additional series of The AAL Mutual Funds: The AAL Small Cap Stock Fund; The AAL Mid Cap Stock Fund ; The AAL Capital Growth Fund; The AAL Utilities Fund; The AAL Bond Fund; The AAL Municipal Bond Fund; The AAL Money Market Fund; The AAL International Fund and The AAL High Yield Bond Fund.


DISTRIBUTION PLAN

Because the Funds are no longer being sold, the 12b-1 fees under the Distribution Plan are being waived by the Distributor and they will not be reinstated as long as the Funds make no new sales. The following description applies to the plan when such fees were paid.

The Trust's Distribution Plan (the "Plan" ) is written in contemplation of Rule 12b- 1 (the "Rule") under the Act.

The Plan authorizes the distributor to make certain payments to any qualified recipient, as defined in the Plan, that has rendered assistance in the distribution of a Fund's shares (such as sale or placement of a Fund's shares, or administrative assistance, such as maintenance of sub-accounting or other records). The Plan also authorizes the Distributor to purchase advertising for shares of the Funds, to pay for sales literature and other promotional material, and to make payments to its sales personnel. Any such payments to qualified recipients or expenses will be reimbursed or paid by the Funds, up to a limit of 0.10 of 1% of the average net assets in a given fiscal year. No reimbursement or payment may be made for expenses of past fiscal years or in contemplation of expenses for future fiscal years.

The Plan states that if and to the extent that any of the following payments by the Funds are considered to be "primarily intended to result in the sale of shares" issued by a Fund within the meaning of the Rule, such payments by a Fund are authorized without limit under the Plan and shall not be included in the limitations contained in the Plan. Such costs include: (a) the costs of the preparation, printing, and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of a fund or other funds or other investments; (b) the costs of preparing, printing and mailing of all prospectuses to shareholders; (c) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Funds' shares; (d) all legal and accounting fees relating to the preparation of any such reports, prospectuses, proxies and proxy statements; (e) all fees and expenses relating to the qualification of the Funds and or their shares under the securities or "Blue Sky" laws of any jurisdiction;
(f) all fees under the Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of the Funds' shares; (g) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance; (h) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (i) all costs of responding to telephone or mail inquiries of shareholders.

The Plan also states it has recognized that the costs of distribution of the Trust's shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the Distributor, and that the profits, if any, of the Adviser are dependent primarily on the advisory fees paid by the Funds to the Adviser. If and to the extent that any investment advisory fees paid by the Funds might, in view of any excess distribution costs and the common ownership of the Adviser and Distributor, be considered as indirectly financing any activity that is primarily intended to result in the sale of shares issued by the Funds, the payment of such fees is authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the Act as to any investment advisory contract to which the Trust is a party, the Board of Trustees, including its Trustees who are not "interested persons" as defined in the Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Trustees"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the Act.

The Plan requires that while it is in effect the Distributor shall report in writing at least quarterly to the Trustees, and the Trustees shall review, the following:
(a) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payment was made; (b) the amounts of expenses and the purpose of each such expense; and (c) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter.


Currently, the Distributor is waiving the 12b-1 fees for the AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006. Therefore, the aggregate amount paid by the Funds to the Distributor under the Plan for the fiscal year ended April 30, 1997, and the manner in which this amount was spent is as follows:



Gross 12b-1 fees paid by the Funds                             $0
                                  Expenditures
Compensation to Registered Representatives                     $0
Other                                                          $0

The Plan was approved by shareholders of the Funds on November 12, 1991. The Plan continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees and the Qualified Trustees (as defined in the Plan) cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time without penalty by a vote of a majority of the Qualified Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Trust, and with respect to any Fund, by the vote of a majority of the outstanding shares of such Fund. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval. While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust is committed to the discretion of such disinterested Trustees. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

PORTFOLIO TRANSACTIONS

The Adviser directs the placement or orders for the purchase and sale of the Funds' portfolio securities.

The Funds' purchases and sales of portfolio securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of portfolio securities from the dealers of zero coupon securities, in particular, may include a mark-up which may be included in a spread between the bid and asked price. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

In placing portfolio transactions, the Adviser seeks the best combination of price and execution. In determining which dealers provide best execution, the Adviser looks primarily to the price quoted and normally place orders with the dealer through which the most favorable price can be obtained. It is expected that securities will ordinarily be purchased in the primary markets, and that in assessing the best net price and execution available to a Fund, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Although it is expected that sales of shares of the Funds will be made only by the Distributor, the Adviser may in the future consider the willingness of particular dealers to sell shares of the Funds as a factor in the selection of dealers for the Funds' portfolio transactions, subject to the overall best price and execution standard.


     Assuming equal execution capabilities, other factors may be taken into account in selecting brokers or dealers to execute particular transactions and in evaluating the best net price and execution available. The Adviser may consider "brokerage and research services" (as those terms are defined in
Section 28(e) of the Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine the Funds' net asset values, and other information provided to the Funds, to the Adviser or its affiliates. The Adviser may also cause a Fund to pay to a broker or dealer who provides such brokerage or research services a commission for executing a portfolio transaction that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Adviser must determine, in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Adviser exercises investment discretion. It is possible that certain of the services received by the Adviser attributable to a particular transaction will benefit one or more other accounts for which investment discretion is exercised by the Adviser. The Trust paid, $1,108,673, $1,697,844 and $4,205,263 in brokerage commissions in each of the past 3 years.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Each of the Funds has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gains) and is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

Each Fund is subject to a 4% nondeductible excise tax on amounts required to be distributed, but not actually distributed under a prescribed formula. The formula requires each Fund to distribute to shareholders during a calendar year an amount equal to at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses as prescribed in the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment company taxable income includes dividends, interest (including original issue discount amortization) and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains of a Fund for a fiscal year are computed by taking into account any capital loss carry forward of such Fund to the extent allowed by the Internal Revenue Code.

If any net realized long-term capital gains in excess of net realized short-term capital losses are not distributed by a Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will report such capital gains as long-term capital gains, will be able to claim their share of federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their shares by the difference between their pro rata share of such gains and their tax credit.

Distributions of investment company taxable income are taxable to shareholders as ordinary income. Under the federal income tax law, a portion of the difference between the purchase price and the face amount of zero coupon securities ("original issue discount") will be treated as income to any Fund holding securities with original issue discount each year, although no current payments will be received by such Fund with respect to such income. This original issue discount amortization will comprise a part of that investment company taxable income of such Fund that must be distributed to shareholders in order to maintain its qualification as a regulated investment company and to avoid federal income tax at the Fund level. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount amortization, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

Since the Funds invest primarily in zero coupon securities upon which they will not receive cash payments of interest, to the extent shareholders of the Funds elect to take their distributions in cash, these Funds may have to generate the required cash from interest earned on non-zero coupon securities from the disposition of such securities, or possibly from the disposition of some of their zero coupon securities.

Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the relevant Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable whether received in shares or in cash.

The foregoing is only a summary of certain tax considerations generally affecting the Funds and their shareholders. Investors are urged to consult their tax advisors with specific reference to their own tax situations, including state and local tax liability.

CALCULATION OF YIELD AND TOTAL RETURN

From time to time, the Funds may advertise yield and total return for various periods of investment. Such information will always include uniform performance calculations based on standardized methods established by the Securities and Exchange Commission, and may also include other total return information. Yield is based on historical earnings and total return is based on historical calculated earnings; neither is intended to indicate future performance. Performance information should be considered in light of the Funds' investment objectives and policies, characteristics and quality of their portfolio securities and the market conditions during the applicable period and should not be considered as a representation of what may be achieved in the future. Investors should consider these factors in addition to differences in the methods used in calculating performance information, and the impact of taxes on alternative investments when comparing a particular Fund's performance to the performance data published for alternative investments.

Standardized Performance Information

Average Annual Total Return. For each of the Funds, standardized average annual total return is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or the portion thereof during which the Fund has been in existence) that would equate the initial amount invested to the ending redeemable value according to the following formula:


         T =  (ERV/P)^(1/n) - 1


         Where:

         T =  average annual total return;

         n =  number of years and portion of a year;

         ERV = ending redeemable value (of the hypothetical $1,000 payment) at the end of the 1, 5 and 10 year periods, or fractional portion thereof, after deduction of all non-recurring charges to be deducted, assuming redemption at the end of the period;

         P = $1,000 (the hypothetical initial payment before deduction of the maximum sales load); and


         ^ =  raised to the power of.



  Average Annual Total Return      Series 2001                    Series 2006
  for the Period Ended 4/30/97

1-Year (total return)                  2.28%                          1.59%
5-year                                 7.88%                          9.66%
From Inception                         8.40%                          9.57%

Current Yield. Current yield quotations for the Funds are based on a 30-day (or one month) period, and are computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                                  Yield = 2[((a - b)/(cd) + 1)^6 - 1]


          a = dividends and interest earned during the period;

          b = expenses accrued for the period (net of reimbursements);

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

          d = the maximum offering price per share on the last day of the period


                ^ =               to the power of.

For purposes of this calculation, income earned on debt obligations is determined by applying a calculated yield-to-maturity percentage to the obligations held during the period. The yields for The Funds, Series 2001 and 2006, for the 30-day period ended April 30, 1997 were 5.69% and 5.89%, respectively. When advertising yield, a Fund will not advertise a one-month or a 30-day period which ends more than 45 days before the date on which the advertisement is published.

Other Performance Information

The Funds may, from time to time, include in their advertisements quotations computed for a time period, or by a method which differs from the computations described in the foregoing section.

Average Annual Total Return. The Funds may advertise an average annual total return calculation for any appropriate time period, based upon the value of a net investment in the Fund, after deduction of the maximum sales charge according to the following formula:


                T =               n(ERV/P)^(1/n) -1


                where:
                      T =                 average annual total return;

                      n =                 number of years and portion of a year;

                      ERV =               ending  redeemable  value
                                          (of the hypothetical $1,000
                                          investment)  at the  end of
                                          any period after  deduction
                                          of    all     non-recurring
                                          charges   to  be   deducted
                                          assuming  redemption at the
                                          end of the period;

                       P                  = $1,000 (the hypothetical initial net
                                          investment   after  deduction  of  the
                                          sales load).


                       ^ =                raised to the power of.



   Average Annual Total Return      Series 2001                  Series 2006
   ended April 30, 1997
1-year (total return)                   6.54%                        5.81%
5-year                                  8.76%                        10.55%
From Inception                          9.09%                        10.27%

Anticipated  Growth  Rate.  The  anticipated  growth  rate is a  calculation  of predicted return. Anticipated growth will consist primarily of the estimated amortization of discount on the zero coupon securities in a Fund and, to a much lesser degree, of projected cash flow on income-producing securities in excess of estimated expenses. The anticipated growth rate is the rate which, when compounded on a semi-annual basis, equates the current market value of a Zero Coupon Fund to the sum of the present values of the payments to be received from securities held in the Fund. It is calculated net of expenses on a bond-equivalent basis in order to facilitate comparison with returns obtainable from U.S. Treasury notes, bonds and stripped (zero coupon) securities, if held directly. The calculation is based on certain assumptions (See "Investment Objectives and Policies"). A shareholder who redeems prior to maturity of a Fund may experience a significantly different investment return than was anticipated at time of purchase.


Performance information for the Funds may be compared to various un-managed indices, such as the Dow Jones Industrial Average, the S&P 500 or the Lehman Brothers Aggregate Index, as well as indices of similar mutual funds. The Funds may also include in their advertising rankings published by recognized statistical services or publishers such as Lipper Analytical Services, Inc., Wiesenberger Investment Companies Services or rankings published by other comparable national services which rank mutual funds.


GENERAL

The Trust's Declaration of Trust permits its Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. If the Trust were to liquidate, all shareholders of a Fund would share pro rata in its net assets available for distribution to shareholders. If they deem it advisable and in the best interests of shareholders, the Board may create additional classes of shares which may differ from each other only as to dividends or, as is the case with the Funds, each of which has separate assets and liabilities (in which case any such class would have a designation including the word "Series"). Shares of each series are entitled to vote as a series only to the extent required by the '40 Act or as permitted by the Trustees. Income and operating expenses are allocated fairly among the series by the Trustees.


As of June 10, 1997, the officers and Trustees of the Trust owned less than 1% of the shares of any Funds. As of June 10, 1997, the following account holders held in excess of 5% of the Funds: B. Mc Phearson, 605 W Grant Avenue, Charleston, IL 61920-3262, owned 5.71% of the outstanding shares of Series 2001;
G. J. McPhearson, as custodian under a Uniform Transfer to Minors Act, 361 Bunker Hill, Belleville, IL 62221-5765, controlled 9.13% of the outstanding shares of Series 2001; S.W. Heriot, guardian, 9118 Little Sweden Road, Cook, MN 55723-8814, owned 5.40% of Series 2001; and J. May and N. May, 35 Interlachen Place, Tonka Bay, MN 55331-9522, jointly owned 10.76% of the outstanding shares of Series 2006.


Except for the election of Trustees and ratification of the selection of accountants, any matter required to be submitted to shareholder vote is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each Series affected by the matter.


The Trust's custodian, Firstar Trust Company, formerly known as First Wisconsin Trust Company, is responsible for holding the Funds' assets.

Pursuant to an Administrative Services Agreement (the "Agreement"), AAL Capital Management Corporation (the "Adviser") provides certain administrative, accounting and pricing services to the Funds, including: calculating the daily net asset value per share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balance monthly; recording purchases and sales; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Funds. The Agreement was approved by a majority of the Trustees of the Funds, including a majority of the Trustees who are not interested persons of the Funds or of the Adviser. The Adviser has agreed to provide these services at rates which would not exceed the rates charged by unaffiliated vendors for similar services. The initial rate of payment for these services is $25,000 per Fund per year, plus the cost of outside pricing services but only to the extent the Adviser is not voluntarily absorbing any expenses of that Fund. The present agreement provides that the annual rates of payment are:

        The AAL U. S. Government Zero Coupon Target Fund Series 2001 - $2,500 The AAL U. S. Government Zero Coupon Target Fund Series 2006 - $2,500

The Agreement will continue in effect from year to year, as long as it is approved at least annually by the Funds' Board of Trustees or by a vote of the outstanding voting securities of the Funds and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60-days' notice. The Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Agreement.

The Trust's independent accountants, Price Waterhouse LLP, examine the Funds' annual financial statements, assist in the preparation of certain reports to the Securities and Exchange Commission and prepare the Trust's state and Funds' federal tax returns.

Financial Statements


The financial statements, notes to financial statements and report of independent accountants for the Funds included in the Annual Report to Shareholders of the Trust, for the year ended April 30, 1997, are hereby incorporated by reference.

                              THE AAL MUTUAL FUNDS

                                     PART C

                                OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

        (a)                      Financial Statements

The audited financial statement of the Trust for The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006, for the fiscal year ended April 30, 1997, which have been filed electronically, are included and/or incorporated by reference into this Post-Effective Amendment to this Registration Statement. Such report contains the information required in parts (a) and (b) of this item.

        (b)                      Exhibits

Except as noted below, all required exhibits have been previously filed and are incorporated by reference from the Registrant's Registration Statement on Form N-1A (File No. 33-12911), as amended:

        (10)             Opinion and Consent of Counsel

        (11)             Consent of Independent Accountants;

        (27)             Financial Data Schedule


Item 25.                 Persons Controlled by or under Common Control with
                         Registrant

AAL Capital Management Corporation (the "Adviser" and "Distributor" for The AAL Mutual Funds ("Trust")) was organized in 1986 as a Delaware corporation, all of the shares of which are owned by AAL Holdings Inc., a wholly-owned subsidiary of the Aid Association for Lutherans ("AAL"). AAL is a non-profit, non-stock membership organization, licensed to do business as a fraternal benefit society in all states. Under an Investment Advisory Agreement and a Distribution Agreement with the Trust, and subject to the supervision of the Funds' Board of Trustees, AAL Capital Management Corporation provides the investment advisory, administrative, shareholder, distribution and other services for the Funds.

Item 26.          Number of Holders of Securities

On May 30, 1997, the following were the numbers of record holders of the series of the Registrant covered by this filing:

             The AAL U.S. Government Zero Coupon Target Funds, Series 2001 - 224 The AAL U.S. Government Zero Coupon Target Funds, Series 2006 - 230

Item 27.          Indemnification

Under Section 12 of Article Seventh of the Registrant's Declaration of Trust, the Trust may not indemnify any trustee, officer or employee for expenses (e.g., attorney's fees, judgments, fines and settlement amounts) incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties of office ("disability conduct").

The Trust shall indemnify its trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by (a) a majority vote of disinterested, non-party Trustees, or (b) independent legal counsel in a written opinion.

Advancements of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance
unless  it  is   ultimately   determined   that  such   person  is  entitled  to
indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) the registrant is insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party Trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provision, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of The Investment Adviser

AAL Capital Management Corporation (the "Adviser") is the investment adviser of the Registrant. For information as to the business, profession, vocation or employment of a substantial nature of the Adviser, refer to Parts A and B of this Registration Statement and to Form ADV filed under the Investment Advisers Act of 1940 by the Adviser.

Item 29.          Principal Underwriters

                  (a)      None

                  (b)


Name and Principal Business Address                    Positions and                      Positions and Offices with
                                                       Offices with                       Registrant
                                                       Underwriter
Ronald G. Anderson                                     Chairman of the                    Trustee
222 W. College Ave.                                    Board of Directors
Appleton, WI 54919                                     President, Director


Robert G. Same                                         Executive Vice                     Secretary and
222 W. College Ave.                                    President, COO                     Vice President
Appleton, WI  54919                                    Secretary and
                                                       Director

Terrance P. Gallagher                                  Senior Vice                        Treasurer
222 W. College Ave.                                    President, CFO,
Appleton, WI  54919                                    Treasurer and
                                                       Director

Name and Principal Business Address                    Positions and                      Positions and Offices with
                                                       Offices with                       Registrant
                                                       Underwriter
Robert Roth                                            Senior Vice                        None
222 W. College Ave.                                    President
Appleton, WI  54919

James H. Abitz                                         Director                           None
222 W. College Ave.
Appleton, WI  54915

Woody Eno                                              Director                           None
222 W. College Avenue
Appleton, WI 54914

Jerome Laubenstein                                     Director                           None
4321 N. Ballard Rd.
Appleton, WI 54919

Steven Weber                                           Director                           None
4321 N. Ballard Rd.
Appleton, WI 54919

Anthony De Angelis                                     Vice President                     None
222 West College Ave.
Appleton, WI 54919

Kenneth E. Podell                                      Assistant                          None
222 West College Ave.                                  Secretary
Appleton, WI  54919

Paul Stadler                                           Vice                               None
222 West College Ave.                                  President
Appleton, WI  54919

Lori Richardson                                        Vice President                     None
222 West College Ave.
Appleton, WI  54919



Name and Principal Business Address                    Positions and                      Positions and Offices with
                                                       Offices with                       Registrant
                                                       Underwriter

Charles Gariboldi, Jr                                  Assistant Vice                     Assistant Treasurer
222 West College Ave.                                  President
Appleton, WI  54919

Wendy Schmidt                                          Assistant Vice                     None
222 West College Ave.                                  President
Appleton, WI  54919

Charles Friedman                                       Assistant Vice                     None
222 West College Ave.                                  President
Appleton, WI  54919

Joseph Wreschnig                                       Assistant Vice                     Assistant Secretary
222 West College Ave.                                  President and
Appleton, WI  54919                                    Assistant
                                                       Secretary

Roger Johnson                                          Director                           None
4321 N Ballard Road
Appleton, WI  54919


Item 30.          Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of The Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant and Registrant's Custodian as follows: all documents required to be maintained by Rule 31a-1(b) will be maintained by Registrant, except that records required to be maintained by paragraph (2)(iv) of Rule 31a-1(b) will be maintained by the Custodian.

Item 31.          Management Services

Not applicable

Item 32.          Undertakings

The Registrant further undertakes that, at the request of the shareholders holding 10% or more of the outstanding shares of the Registrant, the Registrant will hold a special meeting for the purpose of considering the removal of a trustee from office, and the Registrant will cooperate with and assist shareholders of record who notify the Registrant that they wish to communicate with the other shareholders for the purpose of obtaining signatures to request such a meeting, all pursuant to and in accordance with Section 16(c) of the Investment Company Act, as amended.

Registrant undertakes to furnish a copy of the Registrant's latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this filing meets the requirements of Rule 485(b) and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Appleton and State of Wisconsin, on the 24th day of June, 1997.

THE AAL MUTUAL FUNDS


/s/Ronald G. Anderson         *
-----------------------------
Ronald G. Anderson, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ John H. Pender*
---------------------------------        Trustee                  June 24, 1997
John H. Pender

/s/  Richard L. Gady*                    Trustee                  June 24, 1997
---------------------------------
Richard L. Gady

/s/  D. W. Russler*                      Trustee                  June 24, 1997
-----------------------------------
D. W. Russler

/s/  Lawrence M. Woods*                  Trustee                  June 24, 1997
----------------------------
Lawrence M. Woods

/s/  F. Gregory Campbell*                Trustee                  June 24, 1997
------------------------------
F. Gregory Campbell

/s/ Richard L. Gunderson*                Trustee                  June 24, 1997
-----------------------------
Richard L. Gunderson

/s/ Terrance P. Gallagher                Principal                June 24, 1997
------------------------------           Financial and
Terrance P. Gallagher                    Accounting
                                         Officer

/s/ Ronald G. Anderson
------------------------------
Ronald G. Anderson, Trustee
Pursuant to Powers of Attorney

POWER OF ATTORNEY

NOW ALL MEN BY THESE PRESENTS that the person whose signature appears below constitutes Ron Anderson to act as lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to the file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done to all intents and purposes as such person might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.


/s/ Richard L. Gunderson
Richard L. Gunderson,
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that the person whose signature appears below constitutes Ron Anderson, to act as lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to the file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done to all intents and purposes as such person might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ John H. Pender
John H. Pender
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that the person whose signature appears below constitutes Ron Anderson to act as lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to the file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done to all intents and purposes as such person might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.


/s/ D.W. Russler
D.W. Russler,
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that the person whose signature appears below constitutes Ron Anderson to act as lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to the file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done to all intents and purposes as such person might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ F. Gregory Campbell
F. Gregory Campbell,
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that the person whose signature appears below constitutes Ron Anderson to act as lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to the file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done to all intents and purposes as such person might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ Richard L. Gady
Richard L. Gady,
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that the person whose signature appears below constitutes Ron Anderson to act as lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to the file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done to all intents and purposes as such person might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ Lawrence M. Woods
Lawrence M. Woods,
as Trustee, but not
individually

                                 EXHIBIT INDEX


24(b)(10)      Opinion and Consent of Counsel

     (11)      Consent of Independent Accountants

     (27)      Financial Data Schedule